                                   [LOGO OF SAFECO CORPORATION]

_______________________________________________________________________________

                                   SAFECO Mutual Funds
                                   Annual Report
_______________________________________________________________________________

Fixed-Income Funds
No-Load Class                      December 31, 2001
_______________________________________________________________________________

                                   SAFECO Fixed-Income Funds


                                   Taxable Bond Funds

                                   High-Yield Bond Fund                     1

                                   Intermediate-Term U.S. Treasury Fund     5

                                   GNMA Fund                                7

                                   Managed Bond Fund                        9


                                   Tax-Exempt Bond Funds

                                   California Tax-Free Income Fund         13

                                   Municipal Bond Fund                     17

                                   Intermediate-Term Municipal Bond Fund   25


                                   Money Market Funds

                                   Money Market Fund                       29

                                   Tax-Free Money Market Fund              32

Report From the Fund Managers
SAFECO High-Yield Bond Fund
As of December 31, 2001



In 2001, the Fund underperformed the Merrill Lynch High-Yield Master II Index, which delivered 4.48%. The Fund's underperformance came in the first half of the year, and was due to overweighting in telecommunications, a sector that sold off severely in June, and to transaction expenses incurred as we repositioned to more closely reflect both the broad market and our conservative outlook. With the portfolio so configured, performance improved to the extent that, by the fourth quarter, the Fund, net of fees and expenses, outperformed the benchmark, which returned 5.99%.

The Fund's total returns were dampened by volatile cash flows, most markedly in the fourth quarter. In the five weeks ended December 8, net assets more than doubled. Money rushed in as the market climbed. The market turned, and money flowed out like a receding tide. This required the Fund to put incoming cash to work as prices rose, sell positions as they declined, and absorb the associated fees on both sides of the transactions.

Still, we had a good fourth quarter due to more aggressive credit positioning. We felt the third quarter, complete with its severe sell-off, represented a bottom for the high-yield market. We began to invest in early cyclicals, such as broadcasters Sinclair and Paxson. In addition to improving fundamentals in 2002, they look forward to the Winter Olympics and congressional elections. We went into the fourth quarter positioned for what we expected to be a slow, gradual economic recovery. Our selection of early cyclicals in broadcasting and wireless did well and were further boosted as one of our wireless holdings, Telecorp PCS, was acquired by AT&T Wireless.

In structuring the portfolio, we consider the outlook of each industry sector, in terms of both credit quality and price, against the index. We currently favor cable/satellite TV, metals/mining, air transportation and telecommunications. We are underweight in energy, health care, food, drug, and gaming as we think they appear near peak earnings or fully valued.

Within our designated weightings, we look for bonds with superior potential. We expect lower-rated bonds will outperform as the economy improves and will underweighted higher-quality BB credits accordingly. We also believe there are good opportunities in "fallen angels" and "busted" convertibles, i.e., issues that have lost their investment-grade status. Companies restructuring their capital structure often present good risk/reward opportunities, and we are being opportunistic when these situations arise.

We have sought to position the Fund for maximum benefit while remaining mindful of the risks inherent in the high-yield market. We believe the high-yield market is poised to compete favorably with other bond types and with equities over the next two years, particularly if earnings only gradually improve. Further, following the stock market's recent history, we expect increased demand for high-yield bonds as stock investors seek diversification. We expect greater demand from fixed-income investors as well. As the recovery looks increasingly near and bull market conditions for bonds end, bond investors will likely take greater credit risk to capture yield. Such demand should drive up values. On top of that, the fundamentals are good: inflation remains low, defaults are projected to decline.

Despite underperforming on the year, we were pleased that the strategies we implemented led to improved performance the second half of 2001. We intend to build on that through 2002.

SAFECO Asset Management Company

The SAFECO High-Yield Bond Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO High-Yield Bond Fund

                             [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001                1 Year    5 year  10 Year
-------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund                    (2.05)%     2.50%  6.51%
Merrill Lynch High-Yield Master II Index        4.48 %     3.45%  7.98%
Lipper, Inc. (High Current Yield Funds)         1.79 %     1.56%  6.63%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO

High Yield Bond Fund $18,790

Merrill Lynch High Yield
Master II Index $21,543

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                        SAFECO              Merrill Lynch High-Yield
   Date          High Yield Bond Fund           Master II Index
   ----          --------------------       ------------------------
12/31/1991              10,000                       10,000
 1/31/1992              10,278                       10,338
 2/29/1992              10,456                       10,599
 3/31/1992              10,569                       10,748
 4/30/1992              10,562                       10,804
 5/31/1992              10,705                       10,963
 6/30/1992              10,843                       11,090
 7/31/1992              11,030                       11,306
 8/31/1992              11,166                       11,449
 9/30/1992              11,304                       11,571
10/31/1992              11,082                       11,422
11/30/1992              11,270                       11,597
12/31/1992              11,387                       11,744
 1/31/1993              11,698                       12,024
 2/28/1993              11,930                       12,239
 3/31/1993              12,133                       12,447
 4/30/1993              12,221                       12,533
 5/31/1993              12,406                       12,695
 6/30/1993              12,640                       12,932
 7/31/1993              12,789                       13,062
 8/31/1993              12,876                       13,181
 9/30/1993              12,920                       13,240
10/31/1993              13,103                       13,492
11/30/1993              13,203                       13,563
12/31/1993              13,313                       13,705
 1/31/1994              13,564                       14,001
 2/28/1994              13,498                       13,904
 3/31/1994              13,020                       13,455
 4/30/1994              12,915                       13,287
 5/31/1994              13,033                       13,258
 6/30/1994              13,090                       13,319
 7/31/1994              13,085                       13,406
 8/31/1994              13,133                       13,505
 9/30/1994              13,128                       13,503
10/31/1994              13,075                       13,538
11/30/1994              12,904                       13,422
12/31/1994              13,013                       13,563
 1/31/1995              13,166                       13,753
 2/28/1995              13,443                       14,194
 3/31/1995              13,566                       14,386
 4/30/1995              13,822                       14,758
 5/31/1995              14,185                       15,214
 6/30/1995              14,257                       15,316
 7/31/1995              14,446                       15,515
 8/31/1995              14,452                       15,597
 9/30/1995              14,629                       15,782
10/31/1995              14,831                       15,911
11/30/1995              14,856                       16,069
12/31/1995              15,049                       16,338
 1/31/1996              15,238                       16,612
 2/29/1996              15,384                       16,662
 3/31/1996              15,334                       16,594
 4/30/1996              15,365                       16,618
 5/31/1996              15,461                       16,737
 6/30/1996              15,500                       16,812
 7/31/1996              15,662                       16,914
 8/31/1996              15,884                       17,125
 9/30/1996              16,206                       17,523
10/31/1996              16,269                       17,675
11/30/1996              16,510                       18,030
12/31/1996              16,612                       18,180
 1/31/1997              16,751                       18,316
 2/28/1997              17,058                       18,598
 3/31/1997              16,702                       18,342
 4/30/1997              16,830                       18,577
 5/31/1997              17,289                       18,969
 6/30/1997              17,554                       19,262
 7/31/1997              18,006                       19,772
 8/31/1997              18,016                       19,748
 9/30/1997              18,327                       20,104
10/31/1997              18,314                       20,206
11/30/1997              18,485                       20,395
12/31/1997              18,737                       20,592
 1/31/1998              19,132                       20,920
 2/28/1998              19,217                       21,004
 3/31/1998              19,447                       21,204
 4/30/1998              19,384                       21,295
 5/31/1998              19,471                       21,423
 6/30/1998              19,555                       21,534
 7/31/1998              19,810                       21,671
 8/31/1998              18,596                       20,577
 9/30/1998              18,906                       20,631
10/31/1998              18,690                       20,190
11/30/1998              19,497                       21,238
12/31/1998              19,571                       21,199
 1/31/1999              19,819                       21,486
 2/28/1999              19,837                       21,340
 3/31/1999              20,106                       21,588
 4/30/1999              20,495                       21,983
 5/31/1999              19,956                       21,781
 6/30/1999              19,783                       21,727
 7/31/1999              19,796                       21,756
 8/31/1999              19,699                       21,526
 9/30/1999              19,621                       21,440
10/31/1999              19,693                       21,324
11/30/1999              20,050                       21,601
12/31/1999              20,294                       21,732
 1/31/2000              20,022                       21,649
 2/29/2000              19,945                       21,695
 3/31/2000              19,556                       21,377
 4/30/2000              19,693                       21,377
 5/31/2000              19,439                       21,108
 6/30/2000              19,921                       21,516
 7/31/2000              20,012                       21,631
 8/31/2000              20,287                       21,844
 9/30/2000              19,932                       21,655
10/31/2000              19,342                       20,965
11/30/2000              18,200                       20,161
12/31/2000              19,178                       20,620
 1/31/2001              20,264                       21,925
 2/28/2001              20,301                       22,258
 3/31/2001              19,616                       21,813
 4/30/2001              19,504                       21,517
 5/31/2001              19,593                       21,894
 6/30/2001              18,729                       21,318
 7/31/2001              18,849                       21,664
 8/31/2001              19,013                       21,835
 9/30/2001              17,736                       20,326
10/31/2001              18,559                       20,976
11/30/2001              19,039                       21,714
12/31/2001              18,790                       21,543


  Current Yield (30-day)................................. 9.8%
  Weighted Average Maturity......................... 4.8 years

                                            Percent of
TOP FIVE INDUSTRIES                         Net Assets
------------------------------------------------------
 Wireless Telecommunications Services           9%
 Broadcasting & Cable TV                        8
 Integrated Telecommunications Services         7
 Steel                                          6
 Homebuilding                                   6

                                            Percent of
 TOP FIVE HOLDINGS                          Net Assets
------------------------------------------------------
 Dobson Communications Corp.                   6.9%
  (Integrated Telecommunications Services)
 Westco Distribution, Inc. (Series B)          3.7
  (Electronic Equipment & Instruments)
 Oregon Steel Mills, Inc.                      3.7
  (Steel)
 American Cellular Corp.                       3.6
  (Wireless Telecommunications Services)
 Champion Enterprises, Inc.                    3.6
  (Homebuilding)


TOP FIVE PURCHASES                        Cost
For the Year Ended December 31, 2001   (000's)
----------------------------------------------
Dobson Communications Corp.            $3,910
Host Marriott                           3,085
American Cellular Corp.                 2,975
Calpine Corp.                           2,726
Charter Communications Holdings         2,549


TOP FIVE SALES
                                      Proceeds
For the Year Ended December 31, 2001   (000's)
----------------------------------------------
Host Marriott                          $2,931
HEALTHSOUTH Corp.                       2,396
Tenet Healthcare Corp.                  2,282
The Scotts Company (Class A)            2,174
MGM Mirage, Inc.                        2,148

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

Corporate Bonds - B: 46%
Corporate Bonds - CCC: 7%
Preferred Stock: 15%
Cash & Other: 15%
Corporate Bonds - BBB: 2%
Corporate Bonds - BB: 15%

Portfolio of Investments
SAFECO High-Yield Bond Fund
As of December 31, 2001

                                                                       Value
 PRINCIPAL AMOUNT (000's)                                            (000's)
----------------------------------------------------------------------------
 CORPORATE BONDS--70.2%

 Airlines--3.7%
 $1,000   Continental Airlines, Inc.                                 $   724
          7.568%, due 12/01/06
  1,000   Northwest Airlines, Inc.                                       873
          8.52%, due 4/07/04
    500   United Air Lines, Inc.                                         383
          9.00%, due 12/15/03

 Alternative Carriers--2.5%
    525   GCI, Inc.                                                      512
          9.75%, due 8/01/07
  1,250   KPNQwest NV                                                    812
          8.125%, due 6/01/09

 Aluminum--0.9%
    500   Commonwealth Aluminum Corp.                                    497
          10.75%, due 10/01/06

 Broadcasting & Cable TV--2.0%
  1,000 # Paxson Communications Corp.                                  1,049
          (144A)
          10.75%, due 7/15/08
          (acquired 9/21/01)

 Construction Materials--1.6%
  1,000   National Equipment Services, Inc.                              850
          10.00%, due 11/30/04

 Department Stores--2.7%
  1,000   Dillards, Inc.                                                 766
          6.625%, due 1/15/18
    750   Saks, Inc.                                                     679
          8.25%, due 11/15/08

 Diversified Commercial Services--4.7%
  1,500   Renters Choice, Inc.                                         1,522
          11.00%, due 8/15/08
  1,000   Williams Scotsman, Inc.                                        985
          9.875%, due 6/01/07

 Electric Utilities--3.4%
  1,000   Calpine Canada Energy Finance Corp.                            915
          8.50%, due 5/01/08
  1,000   Calpine Corp.                                                  910
          8.50%, due 2/15/11

 Electronic Equipment & Instruments--3.7%
  2,130   Wesco Distribution, Inc.                                     1,981
          Series B
          9.125%, due 6/01/08

 Fertilizers & Agricultural Chemical--3.5%
 $2,000   Sun World International, Inc.                              $ 1,880
          11.25%, due 4/15/04

 Food Retail--3.1%
    500   CKE Restaurants, Inc.                                          389
          4.25%, due 3/15/04
  1,300   Luigino's, Inc.                                              1,274
          10.00%, due 2/01/06

 Gas Utilities--1.9%
  1,000   Florida Gas Transmission Co.                                 1,006
          8.63%, due 11/01/04

 Homebuilding--5.5%
  2,500   Champion Enterprises, Inc.                                   1,925
          7.625%, due 5/15/09
  1,000 # Schuler Homes, Inc.                                          1,042
          (144A)
          10.50%, due 7/15/11
          (acquired 11/21/01)

 Hotels--1.0%
    500   Hollywood Casino Corp.                                         541
          11.25%, due 5/01/07

 Leisure Products--1.4%
  1,000   Royal Caribbean Cruises, Ltd.                                  778
          8.75%, due 2/02/11

 Managed Health Care--2.3%
  1,500   FHP International Corp.                                      1,248
          7.00%, due 9/15/03

 Meat Poultry & Fish--0.5%
    250   Pilgram's Pride Corp.                                          266
          9.625%, due 9/15/11

 Networking Equipment--0.5%
    350   Juniper Networks, Inc.                                         254
          4.75%, due 3/15/07

 Oil & Gas Refining & Marketing--1.8%
  1,000   Eott Energy Partners Corp.                                     990
          11.00%, due 10/01/09

 Paper Packaging--1.0%
    500   Printpack, Inc.                                                520
          10.625%, due 8/15/06

 Personal Products--1.9%
  1,000   Elizabeth Arden, Inc.                                        1,025
          11.75%, due 2/01/11

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO High-Yield Bond Fund
As of December 31, 2001

                                                                      Value
 PRINCIPAL AMOUNT (000's)                                           (000's)
---------------------------------------------------------------------------
 Restaurants--1.6%
 $1,000    CKE Restaurants, Inc.                                    $   865
           9.125%, due 5/01/09

 Specialty Chemicals--1.8%
  1,000    Arco Chemical Co.                                            940
           9.375%, due 12/15/05

 Specialty Stores--2.3%
  1,250    Big 5 Corp.                                                1,225
           10.875%, due 11/15/07

 Steel--6.3%
  2,000    Oregon Steel Mills, Inc.                                   1,970
           11.00%, due 6/15/03
  2,000    Samsonite Corp.                                            1,395
           10.75%, due 6/15/08

 Telecommunications Equipment--1.0%
  1,000    Marconi Corp.                                                523
           7.75%, due 9/15/10

 Wireless Telecommunications Services--7.6%
  2,000    American Cellular Corp.                                    1,940
           9.50%, due 10/15/09
    700    CCPR Services, Inc.                                          700
           10.00%, due 2/01/07
  2,000  # U.S. Unwired, Inc. (144A)                                  1,410
           13.375%, beg. 11/01/04
           Step Bond due 11/01/09
           (acquired 5/14/01)
                                                                    -------
 TOTAL CORPORATE BONDS (cost $37,754)                                37,564
                                                                    -------
 PREFERRED STOCKS--14.8%
 Alternative Carriers--0.0%
     11    Global Crossing Holdings, Ltd.                                10
           10.50%, due 12/01/08

 Broadcasting & Cable TV--6.0%
    0.2    Paxson Communications Corp.                                1,700
           13.25%, due 11/15/06
     15    Sinclair Broadcast Group, Inc.                             1,515
           11.625%, due 3/15/09

 Integrated Telecommunications Services--6.9%
 $    4    Dobson Communications Corp.                              $ 3,717
           12.25%, due 1/15/08

 Telecommunications Equipment--0.6%
      1    Broadwing Communications                                     325
           12.50%, due 8/15/09

 Wireless Telecommunications Services--1.3%
      1    Crown Castle International Corp.                             683
           12.75%, due 12/15/10                                     -------

 TOTAL PREFERRED STOCKS (cost $9,454)                                 7,950
                                                                    -------
 COMMERCIAL PAPER--4.9%

 Consumer Finance--4.9%
  2,600    Houston Industries Finance Co.
           2.50%, due 1/02/02                                         2,600
                                                                    -------
 TOTAL COMMERCIAL PAPER (cost $2,600)                                 2,600
                                                                    -------

 CASH EQUIVALENTS--9.0%

 Investment Companies
  2,692    AIM Short-Term Investments Co.                             2,692
           Liquid Assets Money Market Portfolio
           (Institutional Shares)
  2,152    Nations Money Market Reserves                              2,152
                                                                    -------
 TOTAL CASH EQUIVALENTS (cost $4,844)                                 4,844
                                                                    -------
 TOTAL INVESTMENTS (total cost $54,652)--98.9%                       52,958

 Other Assets, less Liabilities                                         589
                                                                    -------
 NET ASSETS                                                         $53,547
                                                                    =======

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $3,406,649 and the total value is $3,501,000, or 6.5% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO Intermediate-Term U.S. Treasury Fund
As of December 31, 2001




The SAFECO Intermediate-Term U.S. Treasury Fund underperformed its benchmark, the Merrill Lynch Intermediate-Term Treasury Index, which returned 8.12% for the year. After fees and expenses the Fund's return of 6.07% was 1.11% below the benchmark.

We began the year with the Fund positioned for an increase in longer bonds. However, instead of falling as the Federal Reserve cut short-term rates dramatically, yields on long bonds actually rose in the first quarter. This caused their prices to decline and the Fund to underperform its benchmark index in the first half of 2001.

The Fund's performance improved as we added higher-yielding (compared to treasuries) agency and mortgaged-backed securities. As they are also backed by the full faith and credit of the U.S. Government for repayment of principal, we think agency securities offer additional yield and upside potential for a minimal increase in credit risk.

Additionally, we made a conscious decision to exploit opportunities across the entire yield curve. We began buying bonds out to thirty years, while maintaining an average maturity of under ten years. Finally, we continued to adjust the interest-rate sensitivity of the portfolio based on our forecast.

At December 31, the Fund was comprised of 65% Treasury Notes, 21% agency debentures (2% of which are subordinated), 11% mortgage-backed securities, and 1% cash equivalents. We are working to keep the cash equivalent balance as low as possible because cash yields are currently below 2.00%. The Fund's duration (sensitivity to changes in interest rates) was 4.8 years.

Though it still underperformed on the year, the SAFECO Intermediate-Term U.S. Treasury Fund has shown significant performance improvement relative to its peer group since we altered our strategy mid-year.

Going forward, we intend to maintain our exposure to U.S. Treasury bonds near the prospectus minimum of 65%, but look to allocate the balance toward mortgage-backed securities. Since the mortgage-refinancing wave has subsided and interest-rate volatility is likely to decline, we expect mortgages to outperform both agencies and Treasuries in 2002. Furthermore with very low inflation forecast, we may look to increase our exposure to Treasury Inflation Protection Securities (TIPS). We anticipate inflation fears will increase as the recession ends, which would, in turn, increase the demand for TIPS.

SAFECO Asset Management Company

The SAFECO Intermediate-Term U.S. Treasury Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

________________________________________________________________________________

                                   Highlights
________________________________________________________________________________

  Current Yield (30-day)........................... 3.56%
  Weighted Average Maturity.................... 7.3 years

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview
SAFECO Intermediate-Term U.S. Treasury Fund


                             [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001                1 Year     5 Year    10 Year
-------------------------------------------------------------------------------
SAFECO Intermediate-Term U.S. Treasury Fund     6.07%      6.45%     6.19%
Merrill Lynch Intermediate-Term Treasury Index  8.12%      6.99%     6.62%
Lipper, Inc. (Intermediate U.S. Treasury Funds) 7.43%      6.46%     6.50%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO Intermediate-Term
U.S. Treasury Fund $18,236

Merrill Lynch Intermediate-Term
Treasury Index $18,983

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.




                        SAFECO                   Merrill Lynch
                   Intermediate-Term           Intermediate-Term
    Date          U.S. Treasury Fund             Treasury Index
    ----          ------------------             --------------
12/31/1991              10,000                       10,000
 1/31/1992               9,886                        9,899
 2/29/1992               9,898                        9,937
 3/31/1992               9,862                        9,896
 4/30/1992               9,937                        9,987
 5/31/1992              10,080                       10,129
 6/30/1992              10,238                       10,276
 7/31/1992              10,493                       10,467
 8/31/1992              10,575                       10,588
 9/30/1992              10,771                       10,734
10/31/1992              10,574                       10,602
11/30/1992              10,509                       10,555
12/31/1992              10,657                       10,694
 1/31/1993              10,931                       10,894
 2/28/1993              11,173                       11,057
 3/31/1993              11,218                       11,098
 4/30/1993              11,298                       11,186
 5/31/1993              11,261                       11,153
 6/30/1993              11,534                       11,313
 7/31/1993              11,551                       11,336
 8/31/1993              11,837                       11,510
 9/30/1993              11,903                       11,559
10/31/1993              11,929                       11,579
11/30/1993              11,738                       11,524
12/31/1993              11,812                       11,569
 1/31/1994              11,965                       11,684
 2/28/1994              11,649                       11,518
 3/31/1994              11,404                       11,357
 4/30/1994              11,323                       11,280
 5/31/1994              11,327                       11,291
 6/30/1994              11,306                       11,299
 7/31/1994              11,456                       11,439
 8/31/1994              11,485                       11,475
 9/30/1994              11,360                       11,383
10/31/1994              11,364                       11,385
11/30/1994              11,341                       11,329
12/31/1994              11,385                       11,371
 1/31/1995              11,515                       11,560
 2/28/1995              11,688                       11,781
 3/31/1995              11,747                       11,846
 4/30/1995              11,892                       11,982
 5/31/1995              12,346                       12,324
 6/30/1995              12,429                       12,405
 7/31/1995              12,333                       12,413
 8/31/1995              12,479                       12,515
 9/30/1995              12,617                       12,599
10/31/1995              12,809                       12,741
11/30/1995              13,070                       12,900
12/31/1995              13,292                       13,031
 1/31/1996              13,335                       13,143
 2/29/1996              13,010                       12,995
 3/31/1996              12,873                       12,933
 4/30/1996              12,847                       12,892
 5/31/1996              12,844                       12,885
 6/30/1996              12,937                       13,011
 7/31/1996              12,978                       13,051
 8/31/1996              12,977                       13,065
 9/30/1996              13,122                       13,231
10/31/1996              13,283                       13,447
11/30/1996              13,454                       13,612
12/31/1996              13,343                       13,538
 1/31/1997              13,384                       13,589
 2/28/1997              13,349                       13,604
 3/31/1997              13,186                       13,534
 4/30/1997              13,371                       13,686
 5/31/1997              13,475                       13,791
 6/30/1997              13,609                       13,910
 7/31/1997              14,001                       14,171
 8/31/1997              13,832                       14,111
 9/30/1997              14,040                       14,267
10/31/1997              14,287                       14,432
11/30/1997              14,293                       14,465
12/31/1997              14,449                       14,588
 1/31/1998              14,682                       14,785
 2/28/1998              14,632                       14,765
 3/31/1998              14,660                       14,814
 4/30/1998              14,712                       14,880
 5/31/1998              14,838                       14,981
 6/30/1998              14,962                       15,085
 7/31/1998              14,993                       15,144
 8/31/1998              15,361                       15,447
 9/30/1998              15,892                       15,811
10/31/1998              15,816                       15,847
11/30/1998              15,762                       15,788
12/31/1998              15,837                       15,847
 1/31/1999              15,839                       15,923
 2/28/1999              15,588                       15,678
 3/31/1999              15,655                       15,793
 4/30/1999              15,680                       15,841
 5/31/1999              15,500                       15,735
 6/30/1999              15,478                       15,763
 7/31/1999              15,456                       15,780
 8/31/1999              15,464                       15,811
 9/30/1999              15,597                       15,937
10/31/1999              15,609                       15,961
11/30/1999              15,587                       15,970
12/31/1999              15,519                       15,934
 1/31/2000              15,452                       15,887
 2/29/2000              15,583                       16,011
 3/31/2000              15,859                       16,211
 4/30/2000              15,789                       16,209
 5/31/2000              15,823                       16,274
 6/30/2000              16,021                       16,508
 7/31/2000              16,111                       16,617
 8/31/2000              16,299                       16,790
 9/30/2000              16,406                       16,917
10/31/2000              16,509                       17,027
11/30/2000              16,822                       17,273
12/31/2000              17,190                       17,558
 1/31/2001              17,316                       17,760
 2/28/2001              17,544                       17,922
 3/31/2001              17,612                       18,069
 4/30/2001              17,412                       18,000
 5/31/2001              17,460                       18,075
 6/30/2001              17,529                       18,142
 7/31/2001              17,901                       18,463
 8/31/2001              18,089                       18,609
 9/30/2001              18,394                       19,000
10/31/2001              18,798                       19,279
11/30/2001              18,403                       19,073
12/31/2001              18,236                       18,983

Portfolio of Investments
As of December 31, 2001

                                               Value
 PRINCIPAL AMOUNT (000's)                    (000's)
----------------------------------------------------
 MORTGAGE BACKED SECURITIES--10.7%

 Government National Mortgage Association
  (GNMA)--10.7%
 $1,456 6.00%, due 4/20/31                     $1,421
    697 8.00%, due 4/20/31                        726
    365 8.00%, due 5/20/31                        381
                                               ------
 TOTAL MORTGAGE BACKED SECURITIES
  (cost $2,511)                                 2,528
                                               ------

 U.S. GOVERNMENT OBLIGATIONS--86.5%

 Federal National Mortgage Association
  (FNMA)--3.3%
    750 6.625%, due 11/15/30                        785

 U.S. Federal Agency Notes--18.1%
  1,000 5.625%, due 3/15/11                         991
  1,200 5.75%, due 2/15/08                        1,229
  2,000 6.25%, due 2/01/11                        2,034

 U.S. Treasury Notes--65.1%
  2,100 4.625%, due 2/28/03                       2,158
  2,750 5.25%, due 8/15/03                        2,860
  5,300 6.00%, due 8/15/04                        5,625
    945 6.00%, due 8/15/09                        1,007
  2,550 7.875%, due 2/15/21                       3,172
    500 U.S. Treasury Inflation Index Note          498
        3.50%, due 1/15/11                      -------

 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost $19,929)                                 20,359
                                                -------

 CASH EQUIVALENTS--0.9%

 Investment Companies
    222 AIM Short-Term Investments Co.              222
        Liquid Assets Money Market Portfolio
        (Institutional Shares)                  -------

 TOTAL CASH EQUIVALENTS (cost $222)                 222
                                                -------

 TOTAL INVESTMENTS (total cost
  $22,662)--98.1%                                23,109
 Other Assets, less Liabilities                     446
                                                -------
 NET ASSETS                                     $23,555
                                                =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO GNMA Fund
As of December 31, 2001




In 2001, the SAFECO GNMA Fund returned 7.29%, as compared to the Merrill Lynch GNMA Index's 8.20%. Net of expenses, the Fund was in line with its benchmark, which for the first part we try to mimic, and then on the margin, we opportunistically over or underweight specific sectors of the index based upon our economic and prepayment outlooks.

All in all, 2001 was another great year for bonds, especially for those pockets viewed as safe havens. Two factors benefited mortgage-backed securities in particular and our Fund in general. First, faced with a deteriorating economy, investors favored more liquid and better quality bonds. Mortgage securities picked up some of the "flight-to-quality" bid, as stock, and corporate bond investors reallocated into Government and Agency guaranteed securities. Second was the overall drop in interest rates.

The bond market was very much caught up in this long running rally through the first week of November. Then, at hints of economic recovery, the tide turned. Except for high yield, most of the fixed-income markets ended the fourth quarter with barely a positive return.

The SAFECO GNMA Fund remained in line with its benchmark. This was due to keeping the Fund's duration (sensitivity to interest rate changes) close to the index. We felt this was the best course of action as the markets were volatile after the September 11th tragedy and continued to be fairly volatile for most of the fourth quarter.

Trading activity was kept to a minimum and aimed at putting cash (from prepayments) to work, and swapping among the various sectors to slightly increase the Fund's allocation to lower coupons. The big story for the last half of the year was record mortgage refinancing, which resulted in very high prepayments on higher coupon mortgages. (Lower coupons are less likely to experience higher-than-expected prepayments.) We have been fairly careful to keep the duration of the GNMA Fund close to the index, while we continue to opportunistically over and underweighting sectors based on their attractiveness.

At year end, the Fund had a market-weighted duration of 3.96 years compared to
4.00 years for the index. The average life of the Fund was 6.0 years versus 5.9 years for the index, and the yield was 6.35% versus 6.38%.

Looking forward, we believe the Federal Reserve is nearing the end of its accommodative monetary policy, and inflation will continue to be subdued. This implies shorter-term interest rates will probably rise more than longer term interest rates and the yield curve will flatten. We will gradually restructure the Fund in anticipation of this shift.

SAFECO Asset Management Company

The SAFECO GNMA Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

________________________________________________________________________________

                                   Highlights
________________________________________________________________________________

  Current Yield (30-day)........................... 5.64%
  Weighted Average Maturity.................... 6.3 years

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Performance Overview
SAFECO GNMA Fund

                             [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001                1 Year    5 year    10 Year
-------------------------------------------------------------------------------
SAFECO GNMA Fund                                7.29%      6.50%     6.05%
Merrill Lynch GNMA Index                        8.20%      7.57%     7.33%
Lipper, Inc. (GNMA Funds)                       7.35%      6.55%     6.41%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO
GNMA Fund $17,992

Merrill Lynch
GNMA Index $20,278

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.




                        SAFECO                 Merrill Lynch
   Date                GMNA Fund                 GNMA Index
   ----                ---------               -------------
12/31/1991              10,000                     10,000
 1/31/1992               9,861                      9,879
 2/29/1992               9,942                      9,977
 3/31/1992               9,884                      9,914
 4/30/1992               9,957                     10,019
 5/31/1992              10,150                     10,205
 6/30/1992              10,258                     10,364
 7/31/1992              10,404                     10,425
 8/31/1992              10,511                     10,577
 9/30/1992              10,595                     10,656
10/31/1992              10,486                     10,574
11/30/1992              10,531                     10,628
12/31/1992              10,670                     10,759
 1/31/1993              10,827                     10,901
 2/28/1993              10,945                     11,002
 3/31/1993              10,989                     11,069
 4/30/1993              11,027                     11,130
 5/31/1993              11,060                     11,189
 6/30/1993              11,246                     11,295
 7/31/1993              11,292                     11,349
 8/31/1993              11,411                     11,371
 9/30/1993              11,423                     11,377
10/31/1993              11,442                     11,412
11/30/1993              11,334                     11,416
12/31/1993              11,425                     11,529
 1/31/1994              11,553                     11,620
 2/28/1994              11,378                     11,565
 3/31/1994              11,016                     11,265
 4/30/1994              10,920                     11,181
 5/31/1994              10,958                     11,205
 6/30/1994              10,909                     11,181
 7/31/1994              11,119                     11,402
 8/31/1994              11,145                     11,433
 9/30/1994              10,977                     11,305
10/31/1994              10,948                     11,297
11/30/1994              10,853                     11,269
12/31/1994              10,937                     11,389
 1/31/1995              11,161                     11,635
 2/28/1995              11,423                     11,946
 3/31/1995              11,461                     12,005
 4/30/1995              11,608                     12,176
 5/31/1995              11,928                     12,539
 6/30/1995              11,978                     12,621
 7/31/1995              11,992                     12,653
 8/31/1995              12,122                     12,788
 9/30/1995              12,238                     12,920
10/31/1995              12,333                     13,028
11/30/1995              12,478                     13,170
12/31/1995              12,630                     13,338
 1/31/1996              12,714                     13,440
 2/29/1996              12,542                     13,333
 3/31/1996              12,468                     13,316
 4/30/1996              12,418                     13,273
 5/31/1996              12,391                     13,222
 6/30/1996              12,561                     13,373
 7/31/1996              12,580                     13,432
 8/31/1996              12,578                     13,451
 9/30/1996              12,787                     13,668
10/31/1996              13,022                     13,942
11/30/1996              13,216                     14,156
12/31/1996              13,134                     14,081
 1/31/1997              13,219                     14,180
 2/28/1997              13,248                     14,233
 3/31/1997              13,107                     14,100
 4/30/1997              13,323                     14,325
 5/31/1997              13,437                     14,476
 6/30/1997              13,601                     14,645
 7/31/1997              13,891                     14,909
 8/31/1997              13,841                     14,890
 9/30/1997              14,007                     15,083
10/31/1997              14,153                     15,235
11/30/1997              14,176                     15,275
12/31/1997              14,312                     15,425
 1/31/1998              14,457                     15,574
 2/28/1998              14,486                     15,627
 3/31/1998              14,515                     15,696
 4/30/1998              14,604                     15,798
 5/31/1998              14,705                     15,917
 6/30/1998              14,789                     15,960
 7/31/1998              14,851                     16,049
 8/31/1998              15,057                     16,178
 9/30/1998              15,223                     16,378
10/31/1998              15,158                     16,360
11/30/1998              15,228                     16,465
12/31/1998              15,291                     16,536
 1/31/1999              15,372                     16,643
 2/28/1999              15,254                     16,596
 3/31/1999              15,374                     16,700
 4/30/1999              15,437                     16,779
 5/31/1999              15,295                     16,684
 6/30/1999              15,191                     16,614
 7/31/1999              15,086                     16,515
 8/31/1999              15,080                     16,513
 9/30/1999              15,326                     16,788
10/31/1999              15,354                     16,885
11/30/1999              15,382                     16,902
12/31/1999              15,310                     16,851
 1/31/2000              15,189                     16,733
 2/29/2000              15,339                     16,945
 3/31/2000              15,525                     17,201
 4/30/2000              15,489                     17,175
 5/31/2000              15,487                     17,255
 6/30/2000              15,745                     17,564
 7/31/2000              15,830                     17,657
 8/31/2000              16,071                     17,913
 9/30/2000              16,208                     18,090
10/31/2000              16,310                     18,220
11/30/2000              16,540                     18,480
12/31/2000              16,767                     18,741
 1/31/2001              17,051                     19,040
 2/28/2001              17,103                     19,124
 3/31/2001              17,190                     19,243
 4/30/2001              17,222                     19,287
 5/31/2001              17,326                     19,437
 6/30/2001              17,392                     19,481
 7/31/2001              17,655                     19,836
 8/31/2001              17,776                     19,971
 9/30/2001              18,026                     20,275
10/31/2001              18,223                     20,510
11/30/2001              18,057                     20,351
12/31/2001              17,992                     20,278

Portfolio of Investments
As of December 31, 2001

                                        Value
 PRINCIPAL AMOUNT (000's)             (000's)
---------------------------------------------
 ASSET BACKED SECURITIES--97.8%

 Federal Home Loan Mortgage Corp.
   (FHLMC)--9.8%
 $1,157 6.00%, due 4/01/14            $ 1,169
  2,122 6.50%, due 4/01/29              2,133
  1,123 8.00%, due 9/01/25              1,188

 Federal National Mortgage Association
   (FNMA)--9.2%
  1,694 7.00%, due 12/01/14             1,756
  1,683 8.00%, due 7/01/27              1,790
    583 9.00%, due 11/01/22               635

 Government National Mortgage Association
  (GNMA)--78.8%
  1,769 6.00%, due 10/15/28             1,741
  4,495 6.00%, due 11/20/31             4,388
  1,336 6.00%, due 12/15/28             1,314
  1,105 6.50%, due 1/20/24              1,114
  1,880 6.50%, due 10/20/28             1,883
    866 6.50%, due 2/20/29                867
  2,481 6.50%, due 4/20/28              2,485
    429 6.50%, due 5/15/29                431
    345 6.50%, due 5/15/29                347
    410 6.50%, due 6/15/29                413
     98 6.50%, due 6/15/29                 98
     98 6.50%, due 6/15/29                 98
    354 6.50%, due 7/15/29                356
    197 6.50%, due 8/15/29                198
  1,421 7.00%, due 1/15/30              1,454
    487 7.00%, due 1/20/27                499
  1,964 7.00%, due 10/20/27             2,010
  2,030 7.00%, due 2/20/27              2,077
  2,429 7.00%, due 4/15/28              2,485
    533 7.00%, due 7/20/28                545
  1,845 7.00%, due 7/20/31              1,883
  2,688 7.50%, due 10/15/27             2,795
    558 7.50%, due 4/20/30                576
  2,562 7.50%, due 6/20/26              2,662
  1,239 8.00%, due 3/20/30              1,292
  1,830 8.25%, due 5/15/20              1,969
                                       -------


 TOTAL ASSET BACKED SECURITIES (cost
   $43,718)                             44,651
                                       -------
 CASH EQUIVALENTS--1.8%
 Investment Companies
    815 AIM Short-Term Investments Co.     815
        Liquid Assets Money Market
        Portfolio (Institutional
        Shares)                        -------

 TOTAL CASH EQUIVALENTS (cost $815)        815
                                       -------

 TOTAL INVESTMENTS (total cost
   $44,533)--99.6%                      45,466
 Other Assets, less Liabilities            207
                                       -------
 NET ASSETS                            $45,673
                                       =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Managed Bond Fund
As of December 31, 2001


[PHOTO] Michael Hughes

For the calendar year 2001, SAFECO Managed Bond Fund produced attractive total returns on an absolute and historical basis. Unfortunately, it failed to keep up with the Lehman Brothers Government-Corporate Bond Index's impressive 8.50%.

Some of the underperformance is due to the fact that the Lehman Index has no fees or cash flow, while our Fund experiences the gravitational pull of an expense ratio. Most of the underperformance, however, came in the last quarter.

I had the portfolio positioned to prosper in an environment of increased economic weakness and uncertainty. I believed the indicators released during the fourth quarter would point to a deepening recession, and that the consensus economic forecast would darken as the period progressed. Furthermore, I worried about the possibility of another terrorist attack. As a result, I had a large overweighting in U.S. Agency securities and a corresponding underweighting in corporate bonds. I also set the duration (sensitivity to changes in interest rates) slightly longer than the benchmark.

Through the first week of November this strategy was working well. Shortly thereafter, came preliminary indications that the economy was moderating. Initial claims for unemployment stabilized, consumer sentiment began to rise and retail sales (spurred by 0% financing) grew by a record amount. Furthermore perceived geopolitical risk was abating. Up to this point, the gloomy economic forecasts and the fear of more terrorist attacks had been suppressing interest rates, like a beach ball held under water. Once these two influences subsided, the ball rocketed towards the surface. From November 7th to the 21st, the yield on the 10-year Treasury note increased by over 80 basis points, resulting in a 6% decline in its price. It was the biggest two-week rout in the Treasury market in over 20 years. Adding insult to injury, investors sold U.S. Agency securities and bought corporate bonds, further eroding the value of my overweighting in agency securities.

The final thing undermining the Fund's performance was that we held some of the very few corporate names that underperformed Treasuries. Ford, Qwest, and United Airlines paper cost the portfolio approximately .2% of total return. Fortunately, I avoided the biggest corporate blow of the quarter--Enron.

I have since moved the portfolio to a more aggressive risk profile in anticipation of the eventual economic recovery. I sold off all of our U.S. Treasury holdings and reduced our exposure to U.S. Agency debentures, redeploying into premium mortgage-backed securities and corporate bonds. I concentrated corporate purchases in the lower end of the investment-grade spectrum in anticipation of a strong January effect. Finally, I decreased duration to slightly below the benchmark to protect against the possibility of higher interest rates and adopted a more barbelled maturity profile in anticipation of a flatter U.S. Treasury yield curve (a graphic depiction of yields from short to long maturities.)

Michael Hughes

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1993. He graduated magna cum laude with a BS in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

SAFECO MUTUAL FUNDS                                         www.safecofunds.com

Performance Overview & Highlights
SAFECO Managed Bond Fund


                             [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the                                  Since
periods ended December 31, 2001                1 Year     5 Year   Inception*
-------------------------------------------------------------------------------
SAFECO Managed Bond Fund                        6.95%      6.14%     5.60%
Lehman Brothers Gov't/Corp Bond Index           8.50%      7.37%     7.27%
Lipper, Inc. (Intermediate Investment-Grade
 Bond Funds)                                    7.59%      6.46%      N/A
* The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO
Managed Bond Fund $15,333

Lehman Brothers Gov't/Corp. Bond Index $17,014

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                         SAFECO                     Lehman Brothers
    Date           Managed Bond Fund             Gov't/Corp Bond Index
    ----           -----------------             ---------------------
 2/28/1994              10,000                           10,000
 3/31/1994               9,666                            9,755
 4/30/1994               9,657                            9,675
 5/31/1994               9,666                            9,657
 6/30/1994               9,653                            9,634
 7/31/1994               9,757                            9,827
 8/31/1994               9,780                            9,831
 9/30/1994               9,703                            9,682
10/31/1994               9,709                            9,671
11/30/1994               9,680                            9,654
12/31/1994               9,699                            9,717
 1/31/1995               9,828                            9,904
 2/28/1995               9,991                           10,134
 3/31/1995              10,038                           10,202
 4/30/1995              10,167                           10,344
 5/31/1995              10,533                           10,777
 6/30/1995              10,615                           10,864
 7/31/1995              10,541                           10,822
 8/31/1995              10,674                           10,960
 9/30/1995              10,791                           11,072
10/31/1995              10,962                           11,234
11/30/1995              11,178                           11,419
12/31/1995              11,382                           11,587
 1/31/1996              11,400                           11,659
 2/29/1996              11,127                           11,412
 3/31/1996              11,010                           11,316
 4/30/1996              11,004                           11,239
 5/31/1996              11,009                           11,220
 6/30/1996              11,092                           11,369
 7/31/1996              11,127                           11,396
 8/31/1996              11,148                           11,368
 9/30/1996              11,239                           11,570
10/31/1996              11,357                           11,840
11/30/1996              11,486                           12,058
12/31/1996              11,384                           11,924
 1/31/1997              11,407                           11,938
 2/28/1997              11,383                           11,963
 3/31/1997              11,236                           11,821
 4/30/1997              11,380                           11,994
 5/31/1997              11,469                           12,106
 6/30/1997              11,601                           12,251
 7/31/1997              11,942                           12,626
 8/31/1997              11,777                           12,484
 9/30/1997              11,968                           12,680
10/31/1997              12,161                           12,883
11/30/1997              12,180                           12,951
12/31/1997              12,321                           13,087
 1/31/1998              12,528                           13,272
 2/28/1998              12,477                           13,245
 3/31/1998              12,502                           13,285
 4/30/1998              12,553                           13,352
 5/31/1998              12,691                           13,496
 6/30/1998              12,811                           13,633
 7/31/1998              12,822                           13,644
 8/31/1998              13,109                           13,911
 9/30/1998              13,444                           14,308
10/31/1998              13,288                           14,207
11/30/1998              13,321                           14,292
12/31/1998              13,359                           14,327
 1/31/1999              13,437                           14,429
 2/28/1999              13,067                           14,086
 3/31/1999              13,119                           14,156
 4/30/1999              13,143                           14,191
 5/31/1999              12,943                           14,044
 6/30/1999              12,856                           14,001
 7/31/1999              12,801                           13,962
 8/31/1999              12,778                           13,951
 9/30/1999              12,914                           14,076
10/31/1999              12,940                           14,113
11/30/1999              12,932                           14,105
12/31/1999              12,846                           14,019
 1/31/2000              12,825                           14,015
 2/29/2000              12,984                           14,191
 3/31/2000              13,162                           14,396
 4/30/2000              13,127                           14,326
 5/31/2000              13,095                           14,313
 6/30/2000              13,346                           14,605
 7/31/2000              13,465                           14,760
 8/31/2000              13,654                           14,968
 9/30/2000              13,778                           15,025
10/31/2000              13,831                           15,119
11/30/2000              14,058                           15,377
12/31/2000              14,335                           15,681
 1/31/2001              14,523                           15,944
 2/28/2001              14,644                           16,108
 3/31/2001              14,729                           16,182
 4/30/2001              14,656                           16,061
 5/31/2001              14,724                           16,153
 6/30/2001              14,793                           16,231
 7/31/2001              15,092                           16,635
 8/31/2001              15,249                           16,849
 9/30/2001              15,404                           17,004
10/31/2001              15,724                           17,435
11/30/2001              15,462                           17,149
12/31/2001              15,333                           17,014

  Current Yield (30-day).......................... 5.28%
  Weighted Average Maturity................... 7.5 years

                             Percent of
BONDS BY TYPE                Net Assets
---------------------------------------
U.S. Government Obligations      14%
Asset Backed Securities           7
Mortgage Backed Securities       44
Corporate Bonds                  31
Cash & Other                      4
                                ---
                                100%
                                ===

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

AAA: 66%
AA: 5%
A: 12%
BBB: 12%
B: 1%
Cash & Other: 4%

Portfolio of Investments
SAFECO Managed Bond Fund
As of December 31, 2001


                                                                      Value
 PRINCIPAL AMOUNT (000's)                                           (000's)
----------------------------------------------------------------------------
 ASSET BACKED SECURITIES--6.6%

 Airlines--0.9%
 $ 90   United Air Lines                                               $  82
        7.73%, due 7/01/10

 Consumer Finance--1.9%
  180   World Omni Auto                                                  179
        Receivables Trust
        4.49%, due 8/20/08

 Diversified Financial Services--2.4%
  130   CNH Equipment Trust                                              137
        7.34%, due 2/15/07
   88   Team Fleet Financing Corp.                                        88
        7.35%, due 5/15/03

 Electric Utilities--1.4%
  125   ComEd Transitional Funding Trust                                 128
        5.63%, due 6/25/09

                                                                       -----
 TOTAL ASSET BACKED SECURITIES (cost $618)                               614
                                                                       -----

 CORPORATE BONDS--31.3%
 Air Freight & Couriers--0.7%
   65   Federal Express Corp.                                             68
        6.625%, due 2/12/04

 Airlines--2.2%
   80   Delta Air Lines, Inc.                                             77
        7.11%, due 9/18/11

  133   United Air Lines                                                 127
        7.783%, due 1/01/14

 Alternative Carriers--0.9%
   85 # Sprint Capital Corp. (144A)                                       84
        6.00%, due 1/15/07
        (acquired 10/30/01)

 Auto Parts & Equipment--0.8%
   75   Delphi Automotive Systems Corp.                                   75
        6.55%, due 5/15/06

 Banks--0.9%
   85   Wachovia Corp.                                                    83
        4.95%, due 11/01/06

 Broadcasting & Cable TV--0.7%
   65   Comcast Cable Corp.                                               66
        6.375%, due 1/30/06

 Canadian Provinces--1.7%
  160   British Columbia (Province of)                                   159
        5.375%, due 10/29/08

 Computer Hardware--1.0%
   95   Hewlett-Packard Co.                                               94
        5.75%, due 12/15/06

 Consumer Finance--2.8%
   90   American General Finance Corp.                                    91
        5.875%, due 7/14/06
   85   Boeing Capital Corp.                                              85
        5.75%, due 2/15/07
   80   Household Finance Corp.                                           86
        7.875%, due 3/01/07

 Diversified Chemicals--1.6%
  145   Dow Chemical Co.                                                 145
        5.75%, due 12/15/08

 Diversified Financial Services--5.2%
   95   Credit Suisse First Boston USA, Inc.                              93
        6.125%, due 11/15/11
  130 # Erac USA Finance Co.                                             131
        8.00%, due 1/15/11 (144A)
        (acquired 1/09/01)
   85   Ford Motor Credit Co.                                             83
        7.25%, due 10/25/11
  100   John Hancock Financial Services, Inc. 5.625%, due 12/01/08        99
   80   Lehman Brothers Holdings, Inc.                                    83
        6.25%, due 4/01/03

 Electric Utilities--3.9%
  100   Avista Corp.                                                     100
        7.75%, due 1/01/07
  145   Central Power & Light Co.                                        151
        7.50%, due 12/01/02
   60   National Rural Utilities Cooperative Finance Corp.                61
        5.25%, due 7/15/04
   50 # Peco Energy Co. (144A)                                            49
        5.95%, due 11/01/11
        (acquired 10/24/01)

 General Merchandise Stores--0.7%
   65   Sears Roebuck & Co.                                               67
        6.25%, due 1/15/04

 Integrated Oil & Gas--1.5%
   75   Pemex Project Funding Master Trust                                79
        9.125%, due 10/13/10
   55   USX Corp.                                                         57
        6.85%, due 3/01/08

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Managed Bond Fund
As of December 31, 2001

                                                                    Value
 PRINCIPAL AMOUNT (000's)                                         (000's)
-----------------------------------------------------------------------------
 Integrated Telecommunications Services--3.5%
 $150   Qwest Communications International, Inc.                   $  146
        7.25%, due 2/15/11
  110 # Verizon Wireless, Inc. (144A)                                 109
        5.375%, due 12/15/06
        (acquired 12/12/01)
   65   Worldcom, Inc.                                                 69
        8.00%, due 5/15/06

 Oil & Gas Equipment & Services--0.6%
   55   Kinder Morgan Energy Partners                                  55
        6.75%, due 3/15/11

 Trucking--1.5%
  135   Hertz Corp.                                                   138
        7.00%, due 7/01/04

 Wireless Telecommunications Services--1.1%
   95   TCI Communications, Inc.                                      103
        8.65%, due 9/15/04
                                                                   ------
 TOTAL CORPORATE BONDS (cost $2,912)                                2,913
                                                                   ------

 MORTGAGE BACKED SECURITIES--43.9%

 Collateral Mortgage Obligation (CMO)--2.2%
  202   6.50%, due 2/14/41                                            208

 Federal National Mortgage Association (FNMA)--36.6%
   47   6.00%, due 1/01/29                                             46
  103   6.00%, due 9/01/29                                            102
  111   6.50%, due 1/01/15                                            113
  415   6.50%, due 2/01/31                                            416
  212   6.50%, due 5/01/31                                            212
  267   6.50%, due 6/01/31                                            268
  418   6.50%, due 7/01/29                                            420
  121   7.00%, due 3/01/12                                            126
   67   8.00%, due 10/01/30                                            70
  102   8.00%, due 2/01/29                                            108
  127   8.00%, due 2/01/30                                            134
   95   8.00%, due 2/01/30                                            100
  920   8.00%, due 3/01/31                                            966
   43   8.00%, due 4/01/08                                             45
  115   8.00%, due 4/01/20                                            120
   64   8.00%, due 4/01/30                                             68
   37   8.00%, due 5/01/31                                             39
   44   8.00%, due 7/01/30                                             47

 Government National Mortgage Association (GNMA)--5.1%
 $ 18   6.00%, due 4/15/14                                         $   18
   93   6.00%, due 8/15/13                                             94
  160   7.00%, due 4/15/28                                            164
  124   7.00%, due 8/15/28                                            127
   74   7.75%, due 11/15/29                                            77
                                                                   ------
 TOTAL MORTGAGE BACKED SECURITIES (cost $4,015)                     4,088
                                                                   ------
 U.S. GOVERNMENT OBLIGATIONS--14.5%

 Federal National Mortgage Association (FNMA)--10.9%
  965  6.625%, due 11/15/30                                         1,010

 U.S. Federal Agency Notes--3.6%
  330   5.75%, due 2/15/08                                            338
                                                                   ------

 TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $1,365)                    1,348
                                                                   ------

 CASH EQUIVALENTS--2.9%

 Investment Companies
  268 AIM Short-Term Investments Co. Liquid Assets Money Market       268
      Portfolio (Institutional Shares)
                                                                   ------

 TOTAL CASH EQUIVALENTS (cost $268)                                   268
                                                                   ------
 TOTAL INVESTMENTS (total cost $9,178)--99.2%                       9,231

 Other Assets, less Liabilities                                        71
                                                                   ------
 NET ASSETS                                                        $9,302
                                                                   ======

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $374,000 and the total value is $373,000, or 4.0% of net assets.
                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO California Tax-Free Income Fund
As of December 31, 2001


[PHOTO] Stephen C. Bauer

For the year as a whole, the SAFECO California Tax-Free Income Fund did very well. The Fund continued to have excellent performance over longer time periods, particularly the past two years in which (on a no-load basis) it was number 1 of 98 California funds. Of all the California muni funds ranked by Lipper, the Fund consistently rises toward the top. For the one, five and ten years ended December 31, 2001, based on total return, it was 26 of 107, 4 of 79 and 4 of 37 funds respectively.

Still, the Fund underperformed the Lehman Brothers Long Municipal Bond Index's 4.79%, as California bonds underperformed the general market that the index represents. California bonds are yielding 20 to 25 basis points less than bonds of many other states, because of strong retail demand and limited supply. Indeed, that demand is evidence that California bonds can provide handsome after-tax returns for California investors.

The Fund's outperformance against its peers is due to staying fully invested in long-term bonds. While this has enabled us to excel over longer time periods, it doesn't work every quarter. In the fourth quarter as the market retrenched, the Fund lagged. Its longer average maturity increases its sensitivity to the market, in both directions.

The fourth quarter was disappointing for most all fixed-income investors, as the gains from the previous three quarters were "returned to sender'. Although no one expected a repeat of 2000, by late October it looked like 2001 had a good chance of again delivering outsized total returns. Then, hints at an economic turnaround began to surface. The market traded down on the remote possibility that a strong economy would increase inflationary prospects, to be greeted by a vigilant Federal Reserve, raising interest rates with a vengeance. By year-end, yields were back to where they had started the year, and so ended an adequate, but uninspiring 2001.

I continued to take advantage of demand being created by individual investors to improve call protection. Since small investors are not as conscious of the value of call protection as are institutional investors, I took the opportunity to sell bonds callable in '03 and '04 and replace them with better call-protected bonds. (When bonds are called, the principal is returned and must be invested at current rates, which are near historical lows.) Through a slight extension of maturity, I was able to increase yield as well. By year end, I had reduced the Fund's exposure to bonds near their call dates by half.

I believe the sell-off in November and December was based on premature expectations of an economic turnaround. Although the worst of the recession may be behind us, I think the recovery will be modest and slow. Because there is no evidence of an increase in inflation, I believe long-term yields can maintain, or even fall from, their current levels. (Falling yields increase bond valuations.) While short-term yields will almost certainly rise in the course of the recovery, I believe substantial spread between long and short-term yields provides adequate protection from a corresponding increase in long bond yields and decline in their prices. I continue to believe staying fully invested in long bonds is best for the Fund, and will continue to do so.

Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Mr. Bauer holds a BS in microbiology and an MBA from the University of Washington.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO California Tax-Free Income Fund

                             [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001                1 Year     5 year    10 Year
-------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund          4.12%      5.88%     6.69%
Lehman Brothers Long Municipal Bond Index       4.79%      6.27%     7.22%
Lipper, Inc. (California Municipal Bond Funds)  3.71%      5.07%     6.07%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO Tax-Free Income Fund $19,109

Lehman Brothers Long Municipal
Bond Index $20,084

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



                                               Lehman Brothers
                    Safeco California           Long Municipal
   Date           Tax-Free Income Fund            Bond Index
   ----           --------------------         ---------------
12/31/1991              10,000                      10,000
 1/31/1992               9,966                       9,994
 2/29/1992               9,968                      10,010
 3/31/1992               9,969                      10,035
 4/30/1992              10,042                      10,131
 5/31/1992              10,194                      10,279
 6/30/1992              10,394                      10,478
 7/31/1992              10,745                      10,862
 8/31/1992              10,539                      10,716
 9/30/1992              10,615                      10,764
10/31/1992              10,320                      10,584
11/30/1992              10,659                      10,882
12/31/1992              10,800                      11,023
 1/31/1993              10,912                      11,127
 2/28/1993              11,407                      11,645
 3/31/1993              11,253                      11,504
 4/30/1993              11,418                      11,662
 5/31/1993              11,465                      11,758
 6/30/1993              11,679                      11,980
 7/31/1993              11,664                      11,992
 8/31/1993              11,992                      12,298
 9/30/1993              12,137                      12,469
10/31/1993              12,138                      12,493
11/30/1993              11,949                      12,342
12/31/1993              12,228                      12,660
 1/31/1994              12,411                      12,810
 2/28/1994              12,084                      12,386
 3/31/1994              11,475                      11,646
 4/30/1994              11,433                      11,736
 5/31/1994              11,540                      11,873
 6/30/1994              11,429                      11,731
 7/31/1994              11,694                      12,032
 8/31/1994              11,691                      12,058
 9/30/1994              11,394                      11,778
10/31/1994              11,118                      11,416
11/30/1994              10,913                      11,115
12/31/1994              11,104                      11,509
 1/31/1995              11,613                      12,015
 2/28/1995              12,181                      12,505
 3/31/1995              12,279                      12,655
 4/30/1995              12,225                      12,649
 5/31/1995              12,914                      13,188
 6/30/1995              12,519                      12,945
 7/31/1995              12,575                      13,011
 8/31/1995              12,773                      13,195
 9/30/1995              12,872                      13,298
10/31/1995              13,214                      13,620
11/30/1995              13,699                      13,971
12/31/1995              14,006                      14,189
 1/31/1996              13,955                      14,250
 2/29/1996              13,778                      14,076
 3/31/1996              13,369                      13,818
 4/30/1996              13,249                      13,763
 5/31/1996              13,262                      13,770
 6/30/1996              13,522                      13,982
 7/31/1996              13,677                      14,121
 8/31/1996              13,643                      14,102
 9/30/1996              13,969                      14,415
10/31/1996              14,145                      14,591
11/30/1996              14,516                      14,905
12/31/1996              14,361                      14,815
 1/31/1997              14,209                      14,786
 2/28/1997              14,364                      14,945
 3/31/1997              14,057                      14,687
 4/30/1997              14,272                      14,860
 5/31/1997              14,547                      15,149
 6/30/1997              14,766                      15,343
 7/31/1997              15,539                      15,901
 8/31/1997              15,197                      15,689
 9/30/1997              15,407                      15,915
10/31/1997              15,540                      16,052
11/30/1997              15,693                      16,195
12/31/1997              16,020                      16,491
 1/31/1998              16,192                      16,668
 2/28/1998              16,160                      16,659
 3/31/1998              16,145                      16,683
 4/30/1998              15,956                      16,593
 5/31/1998              16,357                      16,918
 6/30/1998              16,418                      16,991
 7/31/1998              16,432                      17,030
 8/31/1998              16,756                      17,336
 9/30/1998              17,021                      17,577
10/31/1998              16,917                      17,520
11/30/1998              17,055                      17,609
12/31/1998              17,012                      17,626
 1/31/1999              17,229                      17,799
 2/28/1999              17,105                      17,724
 3/31/1999              17,100                      17,776
 4/30/1999              17,087                      17,792
 5/31/1999              16,889                      17,651
 6/30/1999              16,490                      17,329
 7/31/1999              16,431                      17,321
 8/31/1999              16,098                      16,964
 9/30/1999              15,997                      16,876
10/31/1999              15,579                      16,481
11/30/1999              15,742                      16,711
12/31/1999              15,446                      16,451
 1/31/2000              15,274                      16,273
 2/29/2000              15,666                      16,620
 3/31/2000              16,313                      17,226
 4/30/2000              15,995                      17,023
 5/31/2000              15,922                      16,865
 6/30/2000              16,606                      17,483
 7/31/2000              16,990                      17,826
 8/31/2000              17,446                      18,209
 9/30/2000              17,296                      18,022
10/31/2000              17,495                      18,284
11/30/2000              17,696                      18,499
12/31/2000              18,351                      19,165
 1/31/2001              18,434                      19,254
 2/28/2001              18,460                      19,343
 3/31/2001              18,663                      19,558
 4/30/2001              18,079                      19,234
 5/31/2001              18,389                      19,459
 6/30/2001              18,473                      19,628
 7/31/2001              18,965                      20,056
 8/31/2001              19,646                      20,458
 9/30/2001              19,547                      20,256
10/31/2001              19,874                      20,586
11/30/2001              19,528                      20,404
12/31/2001              19,109                      20,084

  Current Yield (30-day)........................ 4.54%
  Weighted Average Maturity...............  26.4 years


                                                                Percent of
TOP FIVE TYPE OF BONDS                                          Net Assets
--------------------------------------------------------------------------
Hospital                                                            18%
Utilities (Water)                                                   16
Lease Rental                                                        15
Airport                                                              8
State General Obligation                                             6

                                                                Percent of
 TOP FIVE HOLDINGS                                              Net Assets
--------------------------------------------------------------------------
 State of California General Obligation Bonds                      5.4%
 California Health Facilities Financing Authority                  5.2
  Health Facility Revenue (Cedars Sinai
   Medical Center)
 Alameda Corridor Transportation Authority Revenue                 5.1
 San Diego Convention Center Financing                             5.1
  Authority Lease Revenue
 Sacramento City Unified School District                           5.0
  General Obligation

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 [PIE CHART]

AAA:          54%
AA:            4%
A:            19%
BBB:          20%
Cash & Other:  3%

Portfolio of Investments
SAFECO California Tax-Free Income Fund
As of December 31, 2001

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)

-------------------------------------------------------------------------------
 MUNICIPAL BONDS*--97.1%

 California--97.1%
 $5,000   Alameda Corridor Transportation Authority Revenue              $4,695
          4.75%, due 10/01/25 [MBIA]
  4,500   California Educational Facilities Authority Revenue             4,038
          (Institute of Technology)
          4.50%, due 10/01/27
  4,500   California Health Facilities Financing Authority Health         4,769
          Facility Revenue (Cedars Sinai Medical Center)
          6.25%, due 12/01/34
  2,645   Capistrano Beach Water District Wastewater Enterprise           2,470
          Capital
          4.75%, due 12/01/28 [MBIA]
  1,475   Capistrano Beach Water District Wastewater Enterprise           1,378
          Capital
          4.75%, due 12/01/28 [MBIA]
  3,000   Central California Joint Powers Health Finance Authority        3,093
          6.00%, due 2/01/30
     20   Concord Redevelopment Agency Tax Allocation Central Concord        21
          Redevelopment Project
          8.00%, due 7/01/18
  4,000   Contra Costa Water District Revenue                             3,574
          4.50%, due 10/01/27 [FSA]
  1,000   Cucamonga California County Water District                        993
          5.128%, due 9/01/31 [FGIC]
  5,000   Duarte California Certificates of Participation City of         4,602
          Hope Medical Center
          5.25%, due 4/01/31
  1,000   East Bay Municipal Utility District Wastewater System             935
          Revenue
          4.75%, due 6/01/28 [MBIA]
  1,000   East Bay Municipal Utility District Water System Revenue          926
          4.75%, due 6/01/34 [MBIA]
  2,100   Fresno Joint Powers Financing Authority Lease Revenue           1,962
          Exhibition Hall Expansion Project
          4.75%, due 9/01/28 [AMBAC]
  1,200 + Los Angeles Convention and Exhibition Center Authority          1,466
          Certificates of Participation
          9.00%, due 12/01/20
          (Prerefunded 12/01/05 @ 100)
  3,000   Los Angeles County California Certificates of                   2,846
          Participation (Disney Parking Refund Project)
          4.75%, due 3/01/23 [AMBAC]
  3,450   Los Angeles Department of Water and Power Waterworks            2,880
          Revenue
          4.25%, due 10/15/34 [MBIA]
  3,585   Metropolitan Water District of Southern                         3,431
          California Waterworks Revenue
          5.00%, due 7/01/37
  3,990   Palomar Pomerado Health System California Insured               3,732
          Revenue
          4.75%, due 11/01/23 [MBIA]
  4,900   Redding Joint Powers Financing Authority Solid                  4,638
          Waste and Corporation Yard Revenue
          5.00%, due 1/01/23
  2,000   Sacramento City Financing Authority Revenue                     1,948
          5.00%, due 12/01/32 [AMBAC]
  5,000   Sacramento City Unified School District                         4,638
          General Obligation
          4.75%, due 7/01/29 [FGIC]
  2,500   San Bernardino County Certificates of Participation             2,468
          (Medical Center Financing Project)
          5.50%, due 8/01/24
  5,000   San Diego Convention Center Financing Authority                 4,673
          Lease Revenue
          4.75%, due 4/01/28 [AMBAC]
  1,800   San Francisco City and County Airports Commission Revenue       1,590
          4.50%, due 5/01/26 [MBIA]
  3,515   San Francisco City and County Airports Commission Revenue       3,114
          4.50%, due 5/01/28
  5,000   San Joaquin Hills Transportation Corridor Agency Senior         4,515
          Lien Toll
          Road Revenue 5.00%, due 1/01/33
  2,600   San Jose Airport Revenue                                        2,534
          5.00%, due 3/01/31 [FGIC]
  4,000   San Jose Redevelopment Agency (Merged Area Redevelopment        3,707
          Project Tax Allocation)
          4.75%, due 8/01/22
  1,335   Southern California Public Power Authority Power                1,340
          Project Revenue (Multiple Projects)
          5.50%, due 7/01/20

                       SEE NOTES TO FINANCIAL STATEMENTS

 SAFECO MUTUAL FUNDS                                             1-800-624-5711

Portfolio of Investments
SAFECO California Tax-Free Income Fund
As of December 31, 2001

                                                            Value
 PRINCIPAL AMOUNT (000's)                                 (000's)
-----------------------------------------------------------------
 California--(continued)
 $5,500 State of California General Obligation Bonds      $ 5,037
        4.75%, due 4/01/29
  1,750 West Kern County Water District Certificates of
        Participation
        5.625%, due 6/01/31                                 1,727
                                                          -------
 TOTAL MUNICIPAL BONDS (cost $86,141)                      89,740
                                                          -------

 CASH EQUIVALENTS--1.7%
  1,577 SEI Tax Exempt Institutional Tax-Free Portfolio     1,577
                                                          -------
 TOTAL CASH EQUIVALENTS (cost $1,577)                       1,577
                                                          -------
 TOTAL INVESTMENTS (total cost
  $87,718)--98.8%                                          91,317

 Other Assets, less Liabilities                             1,106
                                                          -------
 NET ASSETS                                               $92,423
                                                          =======

+  Prerefunded bonds are collateralized by securities (generally
   U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

   Municipal Bond Investors Assurance Corp. [MBIA]           20.7%
   Financial Guaranty Insurance Corp. [FGIC]                  9.1
   AMBAC Indemnity Corp. [AMBAC]                             12.8
   Financial Security Assurance, Inc. [FSA]                   4.0
                                                             ----
                                                             46.6%
                                                             ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Municipal Bond Fund
As of December 31, 2001


[PHOTO] Stephen C. Bauer

For the year as a whole, SAFECO Municipal Bond Fund did very well. The Fund continues to have excellent performance over longer time periods, particularly the past two years in which it had the 5th best total return of 254 similar funds. Of all the general muni funds ranked by Lipper, SAFECO Municipal consistently rises toward the top. For the one, five and ten years ended December 31, 2001, based on total return it was ranked 22 of 273, 11 of 186 and 8 of 85 funds, respectively.

The Fund outperformed the Lehman Brothers Long Municipal Bond Index's 4.79% return as well; this is a remarkable feat as the index, unlike mutual funds, has no fees, expenses or cash flow. SAFECO Municipal Bond Fund's outperformance on the year is due to staying fully invested in long-term bonds. While this has enabled us to excel over longer time periods, it doesn't work every quarter. The Fund lagged as the market retrenched in the fourth quarter. The Fund's longer average maturity increases its sensitivity to the market, in both directions.

The fourth quarter was disappointing for fixed income investors, as the gains from the previous three quarters were "returned to sender'. Although no one expected a repeat of 2000, by late October it looked like 2001 had a good chance of again delivering outsized total returns. Then, hints at an economic turnaround began to surface. The market traded down on the remote possibility that a strong economy would increase inflationary prospects, to be greeted by a vigilant Federal Reserve, raising interest rates with a vengeance. By year-end, yields were back to where they had started the year, and so ended an adequate, but uninspiring 2001.

I continued to take advantage of demand being created by individual investors to improve call protection. Since small, individual investors are not as conscious of the value of call protection as are institutional investors, I was able to sell bonds callable in '03 and '04 and replace them with longer, better call-protected issues. (When bonds are called, the principal is returned to be reinvested at current rates, which are near historical lows.)

I was able to significantly add to yield as I improved call protection by extending maturity and by replacing $13 million of the Fund's California holdings with hospital issues. Doing so, I continued my strategy of buying medium-grade hospital bonds, which are trading at attractive spreads (yield differentials) to insured bonds. I bought two new hospital issues at yields of 5.75% and 5.92%, while selling callable California bonds yielding 4.60% to 4.82%. California bonds yield 20 to 25 basis points less than bonds of many other states, because of strong retail demand and limited supply.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

I believe the sell-off in November and December was based on premature expectations of an economic turnaround. Although the worst of the recession may be behind us, I think the recovery will be modest and slow. Because there is no evidence of an increase in inflation, I believe long-term yields can maintain, or even fall from, their current levels. (Falling yields increase bond valuations.) While short-term yields will almost certainly rise in the course of the recovery, I believe the substantial spread between long and short-term yields provides adequate protection from a corresponding increase in long-bond yields and decline in their prices. I continue to believe staying fully invested in long bonds is best for the Fund and will continue to manage that way.

Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Mr. Bauer holds a BS in microbiology and an MBA from the University of Washington.

Performance Overview & Highlights
SAFECO Municipal Bond Fund


                             [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001                1 Year     5 Year    10 Year
-------------------------------------------------------------------------------
SAFECO Municipal Bond Fund                      5.30%      5.83%     6.46%
Lehman Brothers Long Municipal Bond Index       4.79%      6.27%     7.22%
Lipper, Inc. (General Municipal Bond Funds)     3.90%      4.79%     5.86%
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------

Investment Values:

SAFECO
Municipal Bond Fund $18,624

Lehman Brothers Long Municipal
Bond Index $20,084

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



                                              Lehman Brothers
                        SAFECO                 Long Municipal
   Date           Municipal Bond Fund            Bond Index
   ----           -------------------         ---------------
12/31/1991              10,000                     10,000
 1/31/1992               9,913                      9,994
 2/29/1992               9,939                     10,010
 3/31/1992               9,926                     10,035
 4/30/1992              10,020                     10,131
 5/31/1992              10,189                     10,279
 6/30/1992              10,409                     10,478
 7/31/1992              10,810                     10,862
 8/31/1992              10,588                     10,716
 9/30/1992              10,609                     10,764
10/31/1992              10,378                     10,584
11/30/1992              10,695                     10,882
12/31/1992              10,875                     11,023
 1/31/1993              10,981                     11,127
 2/28/1993              11,456                     11,645
 3/31/1993              11,276                     11,504
 4/30/1993              11,431                     11,662
 5/31/1993              11,496                     11,758
 6/30/1993              11,732                     11,980
 7/31/1993              11,687                     11,992
 8/31/1993              11,998                     12,298
 9/30/1993              12,132                     12,469
10/31/1993              12,165                     12,493
11/30/1993              12,011                     12,342
12/31/1993              12,252                     12,660
 1/31/1994              12,400                     12,810
 2/28/1994              12,033                     12,386
 3/31/1994              11,422                     11,646
 4/30/1994              11,433                     11,736
 5/31/1994              11,570                     11,873
 6/30/1994              11,442                     11,731
 7/31/1994              11,706                     12,032
 8/31/1994              11,714                     12,058
 9/30/1994              11,425                     11,778
10/31/1994              11,181                     11,416
11/30/1994              10,951                     11,115
12/31/1994              11,241                     11,509
 1/31/1995              11,655                     12,015
 2/28/1995              12,144                     12,505
 3/31/1995              12,233                     12,655
 4/30/1995              12,214                     12,649
 5/31/1995              12,783                     13,188
 6/30/1995              12,509                     12,945
 7/31/1995              12,569                     13,011
 8/31/1995              12,731                     13,195
 9/30/1995              12,826                     13,298
10/31/1995              13,095                     13,620
11/30/1995              13,457                     13,971
12/31/1995              13,656                     14,189
 1/31/1996              13,700                     14,250
 2/29/1996              13,549                     14,076
 3/31/1996              13,239                     13,818
 4/30/1996              13,140                     13,763
 5/31/1996              13,162                     13,770
 6/30/1996              13,355                     13,982
 7/31/1996              13,519                     14,121
 8/31/1996              13,471                     14,102
 9/30/1996              13,743                     14,415
10/31/1996              13,905                     14,591
11/30/1996              14,215                     14,905
12/31/1996              14,090                     14,815
 1/31/1997              14,022                     14,786
 2/28/1997              14,167                     14,945
 3/31/1997              13,925                     14,687
 4/30/1997              14,102                     14,860
 5/31/1997              14,338                     15,149
 6/30/1997              14,518                     15,343
 7/31/1997              15,110                     15,901
 8/31/1997              14,849                     15,689
 9/30/1997              15,055                     15,915
10/31/1997              15,172                     16,052
11/30/1997              15,286                     16,195
12/31/1997              15,595                     16,491
 1/31/1998              15,755                     16,668
 2/28/1998              15,747                     16,659
 3/31/1998              15,750                     16,683
 4/30/1998              15,609                     16,593
 5/31/1998              15,948                     16,918
 6/30/1998              16,047                     16,991
 7/31/1998              16,073                     17,030
 8/31/1998              16,357                     17,336
 9/30/1998              16,579                     17,577
10/31/1998              16,492                     17,520
11/30/1998              16,567                     17,609
12/31/1998              16,585                     17,626
 1/31/1999              16,773                     17,799
 2/28/1999              16,658                     17,724
 3/31/1999              16,657                     17,776
 4/30/1999              16,719                     17,792
 5/31/1999              16,583                     17,651
 6/30/1999              16,275                     17,329
 7/31/1999              16,248                     17,321
 8/31/1999              15,962                     16,964
 9/30/1999              15,864                     16,876
10/31/1999              15,587                     16,481
11/30/1999              15,739                     16,711
12/31/1999              15,556                     16,451
 1/31/2000              15,433                     16,273
 2/29/2000              15,735                     16,620
 3/31/2000              16,184                     17,226
 4/30/2000              16,022                     17,023
 5/31/2000              15,898                     16,865
 6/30/2000              16,439                     17,483
 7/31/2000              16,761                     17,826
 8/31/2000              17,071                     18,209
 9/30/2000              16,919                     18,022
10/31/2000              17,131                     18,284
11/30/2000              17,282                     18,499
12/31/2000              17,763                     19,165
 1/31/2001              17,911                     19,254
 2/28/2001              17,973                     19,343
 3/31/2001              18,202                     19,558
 4/30/2001              17,916                     19,234
 5/31/2001              18,133                     19,459
 6/30/2001              18,299                     19,628
 7/31/2001              18,689                     20,056
 8/31/2001              19,079                     20,458
 9/30/2001              18,916                     20,256
10/31/2001              19,243                     20,586
11/30/2001              19,014                     20,404
12/31/2001              18,624                     20,084

  Current Yield (30-day)............................ 4.49%
  Weighted Average Maturity...................  23.4 years

                                                        Percent of
TOP FIVE HOLDINGS                                       Net Assets
------------------------------------------------------------------
San Joaquin Hills Transportation Corridor                  4.2%
 Agency Senior Lien Toll Road Revenue
Massachusetts State Housing Finance Agency                 3.7
 (Series B)
Illinois Educational Facilities Authority                  3.5
 Adjustable Demand Revenue (University of
 Chicago)
Port of Seattle Revenue (Series A)                         3.5
Indiana State Development Finance Authority                3.4
 Environmental Revenue

                                                        Percent of
TOP FIVE STATES                                         Net Assets
------------------------------------------------------------------
California                                                  11%
Washington                                                  10
Massachusetts                                                9
Indiana                                                      9
Texas                                                        8

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
------------------------------------------------------------------
                                 [PIE CHART]

AAA: 53%
AA: 12%
A: 14%
BBB: 17%
Not Rated: 1%
Cash & Other: 3%

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                                        Value
 PRINCIPAL AMOUNT (000's)                                             (000's)
-----------------------------------------------------------------------------
 MUNICIPAL BONDS*--97.1%

 Alaska--2.6%
 $14,500   Alaska Housing Finance Corp. (General Housing Purpose)     $ 14,112
           5.00%, due 12/01/18 [GOC]
      15   Alaska Housing Finance Corp. Collateralized (Veterans            15
           Mortgage Program)
           6.50%, due 6/01/31 [COLL]

Arizona--2.4%
   8,800   Phoenix Civic Improvement Corp. Wastewater System Lease       8,141
           Revenue
           4.75%, due 7/01/23
   5,000   Scottsdale Industrial Development Authority Hospital          4,856
           Revenue
           5.80%, due 12/01/31

California--10.6%
   3,550 + Northern California Power Agency Geothermal Project           3,751
           Revenue
           5.00%, due 7/01/09 (Prerefunded 7/01/08 @100)
   6,400   Pittsburg Redevelopment Agency Los Medanos Community          5,981
           Development Project Tax Allocation 4.625%, due 8/01/21
           [AMBAC]
  11,995   Pittsburg Redevelopment Agency Los Medanos Community         12,905
           Development Project Tax Allocation 5.80%, due 8/01/34
           [FSA]
   2,000   Redding Joint Powers Financing Authority Solid Waste and      1,893
           Corporation Yard Revenue
           5.00%, due 1/01/23
   7,010   San Joaquin County Public                                     6,739
           Facilities Financing Corp. Certificates of Participation
           Capital Facilities Project
           4.75%, due 11/15/19 [MBIA]
  25,000   San Joaquin Hills Transportation Corridor Agency Senior      22,573
           Lien Toll Road Revenue
           5.00%, due 1/01/33
   3,165   Southern California Public Power Authority Power Project      3,177
           Revenue
           (Multiple Projects)
           5.50%, due 7/01/20

Colorado--3.5%
 $ 1,000   Colorado Housing Finance Authority Multi-Family Mortgage   $  1,035
           Revenue
           8.30%, due 10/01/23
  13,000   Colorado Springs Hospital Revenue                            13,299
           6.375%, due 12/15/30
   5,000   University of Colorado Hospital Authority Revenue             4,658
           5.60%, due 11/15/31

Florida--2.1%
   2,750   Mid-Bay Bridge Authority Revenue                              2,782
           6.05%, due 10/01/22
   1,000   Orange County Tourist Development Tax Revenue                   901
           4.75%, due 10/01/24 [AMBAC]
   7,500   Tallahassee Florida Health Facilities Revenue                 7,725
           (Tallahassee Memorial Healthcare, Inc.)
           6.375%, due 12/01/30

Georgia--1.3%
   6,750 + Atlanta Water and Sewage Revenue                              6,977
           4.50%, due 1/01/18
           (Prerefunded 1/01/04 @100)

Illinois--5.1%
   2,000   Chicago Illinois Sales Tax Revenue                            1,998
           5.375%, due 1/01/27 [FGIC]
  17,500 + Illinois Educational Facilities Authority Adjustable         18,905
           Demand Revenue (University of Chicago)
           5.70%, due 12/01/25
           (Prerefunded 12/01/03 @ 102)
   5,000 + Metropolitan Pier and Exposition Authority McCormick          6,237
           Place Convention Complex Hospitality Facilities Revenue
           7.00%, due 7/01/26
           (Escrowed to Maturity)

Indiana--8.7%
     190   Beech Grove Economic Development Revenue (Westvaco Corp.)       194
           8.75%, due 7/01/10
  11,000 + East Chicago Elementary School Building Corp. First          11,773
           Mortgage
           7.00%, due 1/15/16 [SAW] (Prerefunded 1/15/03 @102)

                        SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                                         Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Indiana--(continued)
 $ 7,715   Hammond Multi-School Building Corp. First Mortgage Revenue   $ 7,932
           6.20%, due 7/10/15 [SAW]
  20,550   Indiana State Development Finance Authority Environmental     18,163
           Revenue
           5.60%, due 12/10/32
     350   Indianapolis Gas Utility Revenue                                 350
           5.375%, due 6/01/21 [FGIC]
   6,450 + Indianapolis Gas Utility System Revenue                        6,190
           4.00%, due 6/01/11 [FGIC] (Escrowed to Maturity)
   2,500   St. Joseph County Hospital Health System Revenue               2,257
           4.50%, due 8/15/18

 Iowa--0.1%
     250   Marshalltown Pollution Control Revenue (Iowa Electric            252
           Light and Power Co. Project)
           5.50%, due 11/01/23 [MBIA]

 Kentucky--0.4%
   2,000   Kentucky Economic Development Finance Authority Health         2,049
           System Revenue (Norton Healthcare, Inc.) Series A
           6.625%, due 10/01/28

 Maryland--2.6%
   5,125   Baltimore Project and Revenue (Water Projects)                 5,024
           5.00%, due 7/01/24 [FGIC]
   5,000   Maryland Health and Higher Educational Facilities              4,643
           Authority Revenue (University of Maryland Medical System)
           4.75%, due 7/01/23 [FGIC]
   4,000   Maryland Health and Higher Educational Facilities              4,234
           Authority Revenue (University of Maryland Medical System)
           6.75%, due 7/01/30

 Massachusetts--9.4%
   6,250   Massachusetts Bay Transportation Authority System Revenue      5,442
           4.50%, due 3/01/26 [MBIA]
   5,740   Massachusetts Housing Finance Agency Housing Revenue           5,904
           6.20%, due 7/01/38 [AMBAC]
  20,000   Massachusetts State Housing Finance Agency (Series B)         20,079
           5.40%, due 12/01/28 [MBIA]
   8,000   Massachusetts State Turnpike Authority Metropolitan            7,337
           Highway System Revenue (Series A)
           5.00%, due 1/01/37 [MBIA]
   9,985   Massachusetts State Turnpike Authority Metropolitan            9,408
           Highway System Revenue (Series B)
           5.125%, due 1/01/37 [MBIA]
   2,500   Massachusetts Water Resources Authority Revenue                2,287
           4.75%, due 12/01/23 [GOA]

 Michigan--0.7%
   4,250   Detroit Water Supply System Revenue                            3,957
           4.75%, due 7/01/19 [FGIC]

 Mississippi--1.3%
   8,000   Harrison County Wastewater Management and Solid Waste          7,209
           Revenue
           4.75%, due 2/01/27 [FGIC]

 Missouri--0.8%
   4,000   Missouri Health and Education Facilities Authority             3,596
           Educational Facilities Revenue
           4.75%, due 11/15/37
   1,000   Missouri State Health and Education Facilities Authority         974
           Revenue (SSM Healthcare)
           5.25%, due 6/01/28 [AMBAC]

 New Jersey--0.1%
     585 + New Jersey Turnpike Authority Revenue                            607
           10.375%, due 1/01/03 (Escrowed to Maturity)

 New Mexico--0.4%
   2,275   Farmington Collateralized Pollution Control Revenue            2,292
           (Tucson Gas and Electric Co.)
           6.10%, due 1/01/08 [COLL]

 New York--7.6%
     900   Long Island Power Authority Electric System Revenue              876
           5.125%, due 12/01/22 [FSA]

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                                        Value
 PRINCIPAL AMOUNT (000's)                                              (000's)
-------------------------------------------------------------------------------
 New York--(continued)
 $ 3,820   Metropolitan Transportation Authority New York Dedicated    $  3,464
           Tax Fund
           4.75%, due 4/01/28 [FGIC]
   6,250   New York City Municipal Water Finance Authority Water and      5,729
           Sewer System Revenue
           4.75%, due 6/15/25 [MBIA]
   2,100   New York City Municipal Water Finance Authority Water and      2,088
           Sewer System Revenue
           5.00%, due 6/15/17 [FGIC]
   1,500   New York Dormitory Authority State University Educational      1,501
           Facilities Revenue
           5.00%, due 7/01/15
   5,500   New York Dormitory Authority State University Educational      5,658
           Facilities Revenue
           5.25%, due 5/15/15
   2,975   New York Dormitory Authority State University Educational      3,540
           Facilities Revenue
           7.50%, due 5/15/11
   1,425 + New York Dormitory Authority State University Educational      1,733
           Facilities Revenue
           7.50%, due 5/15/11 (Prerefunded Various Dates/Prices)
   5,250   New York Dormitory Authority State University Educational      6,531
           Facilities Revenue
           7.50%, due 5/15/13
  11,800   Port Authority New York &                                      9,829
           New Jersey Consolidated Revenue 4.375%, due 10/01/33
           [FGIC]

 North Carolina--5.1%
  12,000   North Carolina Eastern Municipal Power Agency Power           12,324
           System Revenue
           6.00%, due 1/01/22
  11,885   North Carolina Medical Care Commission Health Care            10,666
           Facilities Revenue (Duke University Health System)
           4.75%, due 6/01/28 [MBIA]
   3,720   North Carolina Medical Care Commission Hospital Revenue        3,360
           4.75%, due 12/01/28 [MBIA]
           (Series A)
   1,000   North Carolina Medical Care Commission Hospital Revenue          903
           4.75%, due 12/01/28 [MBIA]
           (Series B)

 North Dakota--0.6%
   3,000   Grand Forks North Dakota Health Care System Revenue            3,162
           (Altru Health System)
           7.125%, due 8/15/24

 Oklahoma--1.1%
   5,590   McGee Creek Authority Water Revenue                            6,165
           6.00%, due 1/01/23 [MBIA]

 Pennsylvania--2.5%
   5,000   Pennsylvania State Higher Educational Facilities Authority     5,032
           Revenue (UPMC Health System)
           6.00%, due 1/15/31
   5,000   Southeastern Pennsylvania Transportation Authority (Series     4,461
           A)
           4.75%, due 3/01/29 [FGIC]
   4,445   University Area Joint Authority Sewer Revenue                  4,115
           4.75%, due 11/01/20 [MBIA]

 South Carolina--5.1%
     375   Charleston County Pollution Control Facilities Revenue           376
           5.90%, due 8/01/03
   5,500   Pickens and Richland Counties Hospital Facilities Revenue      5,511
           5.75%, due 8/01/21 [AMBAC]
  15,000   Piedmont Municipal Power Agency South Carolina Electric       13,358
           Revenue
           5.25%, due 1/01/21
   7,500   South Carolina Jobs - Economic Development Authority           8,014
           Hospital Facilities Revenue (Palmetto Health Alliance)
           7.375%, due 12/15/21

 Texas--7.9%
   5,750   Austin Combined Utility Revenue                                4,661
           4.25%, due 5/15/28 [MBIA]

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                                         Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Texas--(continued)
 $10,000   Austin Combined Utility System Revenue                       $14,120
           12.50%, due 11/15/07 [MBIA]
   3,000   Houston Independent School District General Obligation         2,738
           4.75%, due 2/15/22 [PSF]
  14,300   Hurst-Euless-Bedford Texas Independent School District        12,386
           General Obligation Unlimited Tax Refund
           4.50%, due 8/15/25 [PSF]
      10 + Lower Colorado River Authority Junior Lien Revenue                11
           5.625%, due 1/01/17 [FSA] (Prerefunded 1/01/15 @ 100)
   5,350   North East Texas School District General Obligation            4,565
           4.50%, due 10/01/28 [PSF]
   4,500   San Antonio Electric & Gas Revenue                             4,001
           4.50%, due 2/01/21

 Utah--1.0%
   5,635   Weber County Utah Hospital Revenue (IHC Health Services)       5,247
           5.00%, due 8/15/30 [AMBAC]

 Virginia--1.0%
   2,500   Loudoun County Sanitation Authority Water and Sewer            2,274
           Revenue
           4.75%, due 1/01/30 [MBIA]
   3,240   Prince William County Authority Water and Sewer Systems        2,949
           Revenue
           4.75%, due 7/01/29 [FGIC]

 Washington--9.8%
     700   CDP-King County III Lease Revenue (King Street Center            678
           Project)
           5.25%, due 6/01/26 [MBIA]
   1,000   Central Puget Sound Regional Transportation Authority            889
           Motor Vehicle Tax
           4.75%, due 2/01/28 [FGIC]
   5,055   Douglas County Public Utility District #1 Wells                6,208
           Hydroelectric Revenue
           8.75%, due 9/01/18
   2,200 + Douglas County Public Utility District #1 Wells                2,787
           Hydroelectric Revenue
           8.75%, due 9/01/18 (Prerefunded 9/01/06 @ 106)
   2,500   King County Housing Authority Pooled Housing Revenue           2,577
           6.80%, due 3/01/26
   2,255   King County Public Hospital District #1 Hospital Facilities    2,285
           Revenue (Valley Medical Center)
           5.50%, due 9/01/17 [AMBAC]
   2,800   Lewis County Public Utility District #1 Cowlitz Falls          2,804
           Hydroelectric Project Revenue
           6.00%, due 10/01/24
  20,000   Port of Seattle Revenue (Series A)
           5.00%, due 4/01/31 [FGIC]                                     18,692
   3,143   Seattle Housing Authority Low Income Housing Revenue           3,367
           (Mt. Zion Project)
           6.60%, due 8/20/38 [GNMACOLL]
     530   Snohomish County Public Utility District #1 Electric             533
           Revenue
           5.50%, due 1/01/20 [FGIC]
   6,290   Vancouver Washington Housing Authority Revenue                 5,426
           (Springbrook Square)
           5.65%, due 3/01/31
   7,000   Washington State General Obligation                            6,180
           4.50%, due 7/01/23 [FSA]
     250   Yakima-Tieton Irrigation District Revenue                        266
           6.20%, due 6/01/19 [FSA]

 West Virginia--3.0%
  15,000   West Virginia State Hospital Finance Authority                15,890
           (Charleston Area Medical Center) Series A
           6.75%, due 9/01/30
                                                                       --------
 TOTAL MUNICIPAL BONDS (cost $478,698)                                  520,743
                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                              1-800-624-5711

Portfolio of Investments
SAFECO Municipal Bond Fund
As of December 31, 2001

                                                          Value
 PRINCIPAL AMOUNT (000's)                                (000's)
----------------------------------------------------------------
 CASH EQUIVALENTS--1.5%

 $ 8,086 Federated Tax-Exempt Money Market Fund, Inc.   $  8,086
                                                        --------
 TOTAL CASH EQUIVALENTS (cost $8,086)                      8,086
                                                        --------
 TOTAL INVESTMENTS (total cost
  $486,784)--98.6%                                       528,829

 Other Assets, less Liabilities                            7,483
                                                        --------
 NET ASSETS                                             $536,312
                                                        ========

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

AMBAC Indemnity Corp. [AMBAC]                                5.1%
Collateral [COLL]                                            0.4
Financial Guaranty Insurance Corp. [FGIC]                   13.7
Financial Security Assurance, Inc. [FSA]                     3.8
GNMA Collateral [GNMACOLL]                                   0.6
General Obligation of Authority [GOA]                        0.4
General Obligation of Corporation [GOC]                      2.7
Municipal Bond Investors Assurance Corp. [MBIA]             19.3
State Aid Withholding [SAW]                                  3.7
Texas Permanent School Fund [PSF]                            3.7
                                                            ----
                                                            53.4%
                                                            ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Intermediate-Term Municipal Bond Fund
As of December 31, 2001



[PHOTO]     Mary V. Metastasio

The SAFECO Intermediate-Term Municipal Bond Fund returned 4.53% for the year ending December 31, 2001, versus the Lehman Brothers 7-year Municipal Bond Index return of 5.18%. Our underperformance as compared to the index is due to the fact that the index, unlike the Fund, has no cash flow and pays no expenses.

For the past few months, we have been in the process of extending the maturity of the Fund. Our strategy going forward is much the same as it has been in past months--to keep the average maturity of the Fund at around seven years (at December 31, 2001 it was 6.6 years), and to maintain a portfolio of high quality, attractively priced municipal bonds. While our performance will suffer from time to time when we are in down markets, we feel that over time, this strategy will benefit our shareholders. It is the goal of this Fund to provide a steady stream of tax-exempt income. Whatever the market environment, this structure should provide our shareholders with tax-free income, which is the main attraction of a fund like this.

Mary V. Metastasio

Mary V. Metastasio joined SAFECO's investment department in 1985 as a municipal bond analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a BA in dramatic arts from Whitman College and an MBA from the University of Washington. Ms. Metastasio is a past chairman of the National Federation of Municipal Analysts. She is a Vice President of SAFECO Asset Management Company.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Intermediate-Term Municipal Bond Fund

                             [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended December 31, 2001                  1 Year   5 year    10 Year
-------------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund      4.53%    4.75%     4.92%
Lehman Brothers 7-Year Municipal Bond Index       5.18%    5.56%     6.12%
Lipper, Inc. (Intermediate Municipal Bond Funds)  4.53%    4.83%     5.64%

* The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
-------------------------------------------------------------------------------


Investment Values:

SAFECO Intermediate-Term
Municipal Bond Fund $15,034

Lehman Brothers 7-Year Municipal
Bond Index $16,251

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



                       SAFECO
              Intermediate-Term Municipal   Lehman Brothers 7-Year
   Date              Bond Fund               Municipal Bond Index
   ----       ---------------------------   ----------------------
 3/31/1993              10,000                       10,000
 4/30/1993              10,044                       10,093
 5/31/1993              10,062                       10,277
 6/30/1993              10,222                       10,278
 7/31/1993              10,204                       10,461
 8/31/1993              10,414                       10,575
 9/30/1993              10,575                       10,602
10/31/1993              10,627                       10,508
11/30/1993              10,535                       10,702
12/31/1993              10,719                       10,816
 1/31/1994              10,846                       10,581
 2/28/1994              10,576                       10,299
 3/31/1994              10,240                       10,375
 4/30/1994              10,285                       10,427
 5/31/1994              10,363                       10,408
 6/30/1994              10,327                       10,555
 7/31/1994              10,454                       10,610
 8/31/1994              10,527                       10,509
 9/30/1994              10,339                       10,403
10/31/1994              10,152                       10,251
11/30/1994               9,932                       10,407
12/31/1994              10,117                       10,602
 1/31/1995              10,347                       10,840
 2/28/1995              10,625                       10,953
 3/31/1995              10,749                       10,982
 4/30/1995              10,797                       11,274
 5/31/1995              11,105                       11,264
 6/30/1995              11,060                       11,408
 7/31/1995              11,186                       11,543
 8/31/1995              11,301                       11,587
 9/30/1995              11,341                       11,688
10/31/1995              11,470                       11,817
11/30/1995              11,587                       11,879
12/31/1995              11,656                       11,994
 1/31/1996              11,776                       11,954
 2/29/1996              11,762                       11,838
 3/31/1996              11,570                       11,816
 4/30/1996              11,548                       11,799
 5/31/1996              11,513                       11,889
 6/30/1996              11,563                       11,988
 7/31/1996              11,709                       11,994
 8/31/1996              11,728                       12,102
 9/30/1996              11,817                       12,233
10/31/1996              11,951                       12,437
11/30/1996              12,140                       12,400
12/31/1996              12,093                       12,444
 1/31/1997              12,114                       12,548
 2/28/1997              12,216                       12,386
 3/31/1997              12,065                       12,450
 4/30/1997              12,098                       12,607
 5/31/1997              12,268                       12,728
 6/30/1997              12,396                       13,024
 7/31/1997              12,687                       12,931
 8/31/1997              12,566                       13,068
 9/30/1997              12,720                       13,145
10/31/1997              12,778                       13,191
11/30/1997              12,821                       13,354
12/31/1997              13,000                       13,493
 1/31/1998              13,092                       13,505
 2/28/1998              13,092                       13,505
 3/31/1998              13,091                       13,428
 4/30/1998              13,005                       13,624
 5/31/1998              13,196                       13,663
 6/30/1998              13,229                       13,708
 7/31/1998              13,266                       13,918
 8/31/1998              13,457                       14,097
 9/30/1998              13,602                       14,117
10/31/1998              13,626                       14,156
11/30/1998              13,635                       14,186
12/31/1998              13,693                       14,393
 1/31/1999              13,835                       14,311
 2/28/1999              13,784                       14,306
 3/31/1999              13,769                       14,340
 4/30/1999              13,795                       14,269
 5/31/1999              13,725                       14,063
 6/30/1999              13,532                       14,158
 7/31/1999              13,617                       14,126
 8/31/1999              13,601                       14,178
 9/30/1999              13,612                       14,118
10/31/1999              13,531                       14,221
11/30/1999              13,618                       14,165
12/31/1999              13,574                       14,131
 1/31/2000              13,519                       14,189
 2/29/2000              13,594                       14,390
 3/31/2000              13,735                       14,336
 4/30/2000              13,680                       14,304
 5/31/2000              13,637                       14,623
 6/30/2000              13,912                       14,808
 7/31/2000              14,068                       15,001
 8/31/2000              14,210                       14,955
 9/30/2000              14,193                       15,083
10/31/2000              14,297                       15,153
11/30/2000              14,361                       15,450
12/31/2000              14,586                       15,713
 1/31/2001              14,800                       15,724
 2/28/2001              14,837                       15,850
 3/31/2001              14,943                       15,707
 4/30/2001              14,843                       15,887
 5/31/2001              14,976                       15,966
 6/30/2001              15,040                       16,165
 7/31/2001              15,216                       16,409
 8/31/2001              15,433                       16,404
 9/30/2001              15,455                       16,569
10/31/2001              15,603                       16,385
11/30/2001              15,414                       16,251
12/31/2001              15,034                       16,251

  Current Yield (30-day)............................ 3.10%
  Weighted Average Maturity..................... 6.6 years

                                                       Percent of
TOP FIVE HOLDINGS                                      Net Assets
-----------------------------------------------------------------
New York State Housing Finance Agency                     5.0%
 Health Facilities Revenue
Mississippi Hospital Equipment and Facilities             4.1
 Authority Revenue (Mississippi Baptist
 Medical Center)
Trinity River Authority Revenue (Tarrant                  4.0
 County Water Project)
Tempe Arizona Unified High School District                3.9
 #213 General Obligation
Joliet Waterworks and Sewage Revenue                      3.6


                                                       Percent of
TOP FIVE STATES                                        Net Assets
-----------------------------------------------------------------
Texas                                                     17%
Illinois                                                  14
Washington                                                13
Kentucky                                                   7
Michigan                                                   6

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

AAA: 69%
AA: 14%
A: 14%
BBB: 1 %
Cash & Other: 2%

Portfolio of Investments
SAFECO Intermediate-Term Municipal Bond Fund
As of December 31, 2001

                                                                         Value
 PRINCIPAL AMOUNT (000's)                                              (000's)
------------------------------------------------------------------------------
 MUNICIPAL BONDS*--98.3%

 Alabama--3.5%
    $500   Southeast Alabama Gas District System Revenue                 $ 525
           5.30%, due 6/01/12 [AMBAC]

 Arizona--3.9%
     600   Tempe Arizona Unified High School District #213                 601
           General Obligation
           4.50%, due 7/01/11 [FGIC]

 California--2.4%
     335 + Sacramento Municipal Utility District Electric Revenue          361
           5.50%, due 2/01/11 (Escrowed to Maturity)

 Connecticut--0.7%
     100   Connecticut Housing Finance Authority Housing Mortgage          102
           Finance Program
           5.40%, due 5/15/03 [GOA]

 District of Columbia--5.3%
     500   District of Columbia Revenue (George Washington University)     494
           4.25%, due 9/15/09 [MBIA]
     155   District of Columbia General Obligation                         160
           5.20%, due 6/01/03
      13   District of Columbia General Obligation                          13
           5.75%, due 6/01/03
     137 + District of Columbia General Obligation                         143
           5.75%, due 6/01/03 (Escrowed to Maturity)

 Illinois--14.2%
     500   Chicago Illinois Metropolitan Water Reclamation District of     529
           Greater Chicago General Obligation
           5.25%, due 12/01/10
     500   Chicago O'Hare International Airport Revenue                    482
           4.35%, due 1/01/10 [AMBAC]
     500   Chicago Tax Increment Jr Lein South Redevelopment Revenue       490
           5.00%, due 11/15/10 [ACA]
     500   Joliet Waterworks and Sewage Revenue 7.00%, due 1/01/05         549
           [FGIC]
      40 + Metro Pier & Exposition Authority Dedicated State Tax            42
           Prerefunded (Series A)
           5.90%, due 6/15/03 (Escrowed to Maturity)
      25   Metro Pier & Exposition Authority Dedicated State Tax            26
           Unrefunded (Series A)
           5.90%, due 6/15/03
      35 + Metropolitan Pier and Exposition Authority McCormick Place       37
           Expansion Project
           5.90%, due 6/15/03 (Escrowed to Maturity)

 Indiana--0.7%
     100   Indiana Bond Bank State Revolving Fund Program                  104
           5.90%, due 2/01/03

 Kentucky--6.8%
     500   Kentucky Economic Development Finance Authority Health System   510
           Revenue (Norton Healthcare, Inc.) Series A
           6.25%, due 10/01/12
     500   Kentucky State Property and Buildings Commission Revenue        532
           5.50%, due 9/01/04

 Maine--2.1%
     300   Maine Municipal Bond Bank                                       313
           5.00%, due 11/01/09 [FSA]

 Massachusetts--2.8%
     400   Massachusetts Water Resources Authority General Revenue         425
           5.25%, due 12/01/08 [GOA]

 Michigan--5.6%
     500   Michigan State Trunk Line Revenue
           5.50%, due 11/01/10 [FSA]                                       534
     300   Tecumseh Michigan Public Schools General Obligation             314
           5.125%, due 5/01/09 [QSBLF]

 Mississippi--4.1%
     600   Mississippi Hospital Equipment and Facilities Authority         630
           Revenue (Mississippi Baptist Medical Center)
           5.40%, due 5/01/04 [MBIA]

SAFECO MUTUAL FUNDS                                             1-800-624-5711

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Intermediate-Term Municipal Bond Fund
As of December 31, 2001

                                                                         Value
 PRINCIPAL AMOUNT (000's)                                              (000's)
------------------------------------------------------------------------------
 Montana--2.5%
 $400   Montana Health Facility Authority Revenue                      $   386
        4.30%, due 7/01/10 [AMBAC]

 New Jersey--0.1%
   22   New Jersey Housing and Mortgage Finance Agency Housing              23
        Revenue 6.00%, due 11/01/02 [HUD]

 New York--5.1%
   10   New York City Water & Sewer Systems Revenue (Series B)              10
        5.00%, due 6/15/03
  700 + New York State Housing Finance Agency Health Facilities            759
        Revenue 6.375%, due 11/01/04 (Escrowed to Maturity)

 Ohio--3.5%
  500   Ohio State Building Authority Adult Correction                     537
        5.50%, due 10/01/11 [FSA]

 Oklahoma--1.6%
  245 + Oklahoma Industries Authority Health Facilities Revenue            250
        (Sisters of Mercy Health System, St. Louis, Inc.)
        5.20%, due 6/01/05
        (Escrowed to Maturity)

 Pennsylvania--3.4%
  500   Philadelphia Parking Authority Airport Parking Revenue             514
        4.875%, due 9/01/09 [FSA]

 Texas--17.1%
  250   Austin Combined Utility Systems Revenue 5.25%, due 11/15/06        271
  500   Cypress-Fairbanks Independent School District General              518
        Obligation 5.25%, due 2/15/13 [PSF]
  300   San Felipe Del Rio Texas Independant School District               306
        5.00%, due 8/15/12 [PSF]
  350 + Socorro Independent School District Unlimited Tax General          380
        Obligation 5.80%, due 2/15/11 [PSF] (Prerefunded 2/15/06 @
        100)
  500   Tomball Texas Independant School District General Obligation       515
        Unlimited 5.00%, due 2/15/11 [PSF]
  600 + Trinity River Authority Revenue (Tarrant County Water              613
        Project) 5.25%, due 2/01/05 [AMBAC] (Partially Prerefunded
        2/01/03 @ 100)

 Washington--12.9%
 $400 + Clark County Public Utility District #1 Generating System     $   438
        Revenue 6.00%, due 1/01/07 [FGIC]
        (Escrowed to Maturity)
  360   King County Housing Authority Pooled Housing Revenue              365
        4.70%, due 7/01/08 [AG]
  500   Seattle Library Facilities 5.375%, due 12/01/10                   529
  500   Tacoma Electric System Revenue 5.80%, due 1/01/04 [FGIC]          526
  100   Washington Health Care Facilities Authority Revenue (Empire       105
        Health Service, Spokane) 5.50%, due 11/01/03 [MBIA]
                                                                      -------
 TOTAL MUNICIPAL BONDS (cost $14,517)                                  14,961
                                                                      -------

 CASH EQUIVALENTS--1.2%

  182   Federated Tax-Exempt Money Market Fund, Inc.                      182
                                                                      -------
 TOTAL CASH EQUIVALENTS (cost $182)                                       182
                                                                      -------
 TOTAL INVESTMENTS (total cost $14,699)--99.5%                         15,143

 Other Assets, less Liabilities                                            80
                                                                      -------
 NET ASSETS                                                           $15,223
                                                                      =======

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

   AMBAC Indemnity Corp. [AMBAC]                    13.4%
   American Capital Access Corp [ACA]                3.3
   Asset Guaranty [AG]                               2.4
   Financial Guaranty Insurance Corp. [FGIC]        14.1
   Financial Security Assurance, Inc. [FSA]         12.7
   General Obligation of Authority [GOA]             3.5
   Housing and Urban Development [HUD]               0.2
   Municipal Bond Investors Assurance Corp. [MBIA]   8.2
   Qualified-School Bond Loan Fund [QSBLF]           2.1
   Texas Permanent School Fund [PSF]                11.5
                                                    ----
                                                    71.4%
                                                    ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Money Market Fund
As of December 31, 2001


[PHOTO] Lesley Fox

Returning 3.75% for the year, the SAFECO Money Market Fund outperformed the 3.44% average return that Lipper reported for money funds. The 12-month return on the Fund was also higher than the 1.54% year-over-year increase in the Consumer Price Index (CPI). While 11 cuts in the Federal Funds overnight rate brought it to its lowest level in 40 years, and the Fund's seven-day yield fell to 1.64% at December 31, 2001, we still beat the CPI because inflation also remains low.

SAFECO Money Market Fund continued to benefit from the relatively high yields of longer maturity securities we purchased in early 2001. Although I typically purchase some securities in the one-year maturity range, which gives the Fund a higher average maturity than comparable funds, I saw little value in the one-year sector at rates of 2.50% or less. Because I have concentrated purchases in short and intermediate maturities, the average maturity of the Fund was 50 days at year end, shorter than the 59-day average maturity for comparable money market funds reported by iMoneyNet, Inc.

The Fund also benefited from paring down its allocation of commercial paper. In the face of record cash flows into money market funds in 2001 (over $400 billion according to AMG Data Services) available commercial paper dropped by 11%. As a result, commercial paper was in high demand and traded very rich (low yields relative to the market). However, we were able to pick up significant yield by going to short corporate coupon bonds. As a result, at year end, the Fund held 50% short corporate bonds and only 22% commercial paper.

For the first time in over a year, floating rate notes became attractive in the fourth quarter. I made several purchases because I believe the Fed is near completion of its easing cycle. When the market perceives that rate increases are imminent, floating rate notes should perform well by resetting at higher rates. At the end of the year, the Fund held 51% floating rate notes and 49% fixed rate securities.

The Fed is likely finished or nearly finished with their aggressive 2001 easing cycle of eleven interest rate cuts resulting in an overnight Fed Funds rate of 1.75%. We think the economy will begin to recover from the current recession in the second half of 2002 and that the Fed will begin tightening interest rates. As in 2001, achieving good performance in money market funds in 2002 will be highly dependent on accurately predicting Fed policy.

Lesley Fox

Lesley Fox joined SAFECO Asset Management Company in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County, Washington. Ms. Fox earned her MBA, Finance, at George Washington University.

SAFECO MUTUAL FUNDS                                              1-800-624-5711

Performance Overview & Highlights
SAFECO Money Market Fund

PERFORMANCE OVERVIEW--NO-LOAD CLASS

  Average Annual Total Return for
  the periods ended December 31, 2001    1 Year  5 Year  10 Year
----------------------------------------------------------------
  SAFECO Money Market Fund               3.75%    4.86%   4.36%
  Lipper, Inc. (Money Market Funds)      3.44%    4.72%   4.41%

 Performance does not reflect the
 deduction for taxes that a shareholder
 would pay on Fund distributions or the
 redemption of Fund shares.

  Weighted Average Maturity........... 50 Days   7 Day Yield.............  1.64%

Portfolio of Investments
As of December 31, 2001

                                                          Value
 PRINCIPAL AMOUNT (000's)                               (000's)
---------------------------------------------------------------
 COMMERCIAL PAPER--21.4%

 Asset Backed--5.0%
 $ 7,000   Apreco, Inc.                                 $ 6,999
           1.86%, due 1/04/02
   4,700   Apreco, Inc.                                   4,696
           2.54%, due 1/15/02

 Consumer Electronics--3.0%
   7,000   Dorada Finance, Inc.                           6,998
           2.13%, due 1/07/02

 Consumer Finance--9.0%
   4,000   Cooperative Association of Tractor Dealers     4,000
           2.20%, due 1/03/02
   7,000   Cooperative Association of Tractor Dealers     6,999
           2.20%, due 1/04/02
  10,000   Moat Funding LLC                               9,994
           1.80%, due 1/14/02

 Diversified Financial Services--4.4%
   4,000   Receivables Capital Corp.                      3,998
           1.85%, due 1/10/02
   6,269   Receivables Capital Corp.                      6,265
           1.90%, due 1/14/02
                                                        -------

 TOTAL COMMERCIAL PAPER (cost $49,949)                   49,949
                                                        -------

 CORPORATE BONDS--49.9%

 Asset Backed--4.3%
  10,000 # K2 (USA) LLC (144A)                           10,000
           1.951%, due 12/09/02
           (acquired 12/03/01)

Banks--3.9%
   1,500   Banc One Corp.                                 1,530
           7.25%, due 8/01/02

   1,354   Bank One Corp.                                 1,369
           8.875%, due 3/15/02
   6,000   PNC Funding Corp.                              6,122
           6.95%, due 9/01/02

Brewers--1.7%
   3,870   New Belgium Brewery Co.                        3,870
           2.15%, due 7/01/15
           Put Date 1/03/02

Consumer Finance--13.4%
  12,090   Countrywide Funding Corp.                     12,385
           8.25%, due 7/15/02
   2,000   Ford Motor Credit Co.                          2,008
           8.20%, due 2/15/02
   7,000   General Motors Acceptance Corp.                7,009
           6.75%, due 2/07/02
  10,000   Merrill Lynch & Co., Inc.                     10,000
           1.921%, due 1/08/02

Diversified Financial Services--17.3%
     200   AT&T Capital Corp.                               204
           7.70%, due 6/12/02
  10,500   CIT Group, Inc.                               10,629
           6.50%, due 6/14/02
   6,245   Citigroup, Inc.                                6,382
           7.45%, due 6/06/02
   1,100   Donaldson Lufkin & Jenrette, Inc.              1,103
           5.875%, due 4/01/02
   8,000   Goldman Sachs Group, Inc.                      8,000
           2.05%, due 1/14/03
   5,100   Lehman Brothers Holdings, Inc.                 5,174
           6.375%, due 5/07/02

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Money Market Fund
As of December 31, 2001




                                                                  Value
 PRINCIPAL AMOUNT (000's)                                       (000's)
------------------------------------------------------------------------
 Diversified Financial Services--(continued)
 $4,000 Lehman Brothers Holdings, Inc.                          $  4,026
        8.875%, due 3/01/02
  5,000 Salomon Smith Barney Holdings Corp.                        5,009
        3.26%, due 9/10/02

 General Merchandise Stores--3.4%
  8,000 Racetrac Capital, LLC                                      8,000
        2.13%, due 4/01/18
        Put Date 1/02/02

 Hotels--1.2%
  2,845 Smuggler's Notch Management Co.                            2,845
        2.15%, due 9/01/15
        Put Date 1/03/02

 Life & Health Insurance--4.7%
 11,000 Allmerica Financial                                       11,000
        2.29%, due 8/05/04
        Put Date 2/05/02
                                                                 -------

 TOTAL CORPORATE BONDS (cost $116,665)                           116,665
                                                                 -------

 MUNICIPAL BONDS--19.4%

 Diversified Commercial Services--0.8%
  2,000 Wake Forest University                                     2,000
        2.13%, due 7/01/17
        Put Date 1/02/02

 Health Care Distributors & Services--3.5%
  8,100 New Hampshire Business                                     8,100
        Finance Authority Revenue
        2.00%, due 6/01/28
        Put Date 1/03/02

 Homebuilding--4.1%
  1,000 Breckenridge Terrace LLC                                   1,000
        Tax Revenue
        1.981%, due 5/01/39
        Put Date 1/02/02
  2,000 Eagle County Colorado Housing                              2,000
        Facilities Revenue
        1.976%, due 5/01/39
        Put Date 1/03/02
  6,633 Summer Station Apartments, LLC                             6,633
        2.13%, due 6/01/19
        Put Date 1/02/02

 Hotels--1.7%
  3,885 Tenderfoot Seasonal Housing                                3,885
        Facilities Revenue
        1.976%, due 7/01/35
        Put Date 1/03/02

 Managed Health Care--9.3%
 $3,565 Maryland Health and Higher                              $  3,565
        Education Facilities Authority
        Revenue (University of
        Maryland Medical System)
        2.00%, due 7/01/29
        Put Date 1/02/02
  6,120 Maryland Health and Higher                                 6,120
        Education Facilities Authority
        Revenue
        2.00%, due 1/01/28
        Put Date 1/02/02
  5,000 Presbyterian Homes & Services                              5,000
        2.18%, due 12/01/28
        Put Date 1/03/02
  7,100 Village Green Finance Co.                                  7,100
        2.13%, due 11/01/22
        Put Date 1/02/02
                                                                --------

 TOTAL MUNICIPAL BONDS (cost $45,403)                             45,403
                                                                --------

 CASH EQUIVALENTS--8.9%

 Investment Companies
 $11,720 AIM Short-Term Investments Co.                           11,720
         Liquid Assets Money Market
         Portfolio (Institutional Shares)
   9,081 Nations Money Market Reserves                             9,081
                                                                --------

 TOTAL CASH EQUIVALENTS (cost $20,801)                            20,801
                                                                --------

 TOTAL INVESTMENTS (total cost
  $232,818)--99.6%                                               232,818

 Other Assets, less Liabilities                                      821
                                                                --------

 NET ASSETS                                                     $233,639
                                                                ========

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/01. These rates change periodically based on specified market rates or indices.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost and value of such securities is $10,000,000 and is 4.3% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                             1-800-624-5711

Report From the Fund Manager
SAFECO Tax-Free Money Market Fund
As of December 31, 2001




[PHOTO] Mary V. Metastasio

The SAFECO Tax-Free Money Market Fund began the year with a seven-day average yield of 3.96% and ended it at 1.36%. When compared to other tax-free money funds, the SAFECO Fund ranked in the top 28%, according to Lipper. (For the respective one, five and ten years ended December 31 based on total return, the SAFECO Tax-Free Money Market Fund placed 38 of 140, 41 of 111 and 18 of 76 funds.)

Throughout the year, we have seen a decline in short-term, tax-exempt rates. In the early part of the year, rates skipped and hopped downward. By the time the third quarter began, the Fund's seven-day average yield had fallen to 1.93%. As the year came to a close, the yield continued its steady march downward. This has been due not only to general interest rate movements, but also to supply and demand factors and the continued popularity of money funds in a time of economic uncertainty and international unrest. Tax-free money fund assets hit new highs in 2001, and totaled $259.58 billion on January 1, 2002.

We continue to use a barbell in the structure of the SAFECO Tax-Free Money Market Fund's portfolio. We are heavily weighted in the very short end of the market, with a lesser weighting at the long end of the market, and little in between. As of the end of the 4th quarter, 67% of the Fund's assets were invested in variable rate demand options (VRDOs), 27% in put bonds, and 6% in municipal notes. This allocation represents a 2% decrease in VRDOs since the end of the prior quarter, and a corresponding increase in put bonds. The average maturity remained the same at 44 days.

Going forward, we can expect more of the same--at least in the near term. Total tax-free money fund assets hit another high in early January of $268.18 billion, and yields continued downward. The average seven-day yield for the week ending January 8, 2002 was .93%. Ouch. In spite of this decline in yields, tax-free money funds continue to provide a place to keep money that may be needed in the short term. The yields may be small, but so are the risks.

Mary V. Metastasio

Mary V. Metastasio joined SAFECO's investment department in 1985 as a municipal bond analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a BA in dramatic arts from Whitman College and an MBA from the University of Washington. Ms. Metastasio is a past chairman of the National Federation of Municipal Analysts. She is a Vice President of SAFECO Asset Management Company.

Performance Overview & Highlights
SAFECO Tax-Free Money Market Fund

NO-LOAD CLASS

  Average Annual Total Return for the
  periods ended December 31, 2001              1 Year  5 Year 10 Year
---------------------------------------------------------------------
 SAFECO Tax-Free Money Market Fund              2.34%   2.96%   2.86%
 Lipper, Inc. (Tax-Exempt Money Market Funds)   2.22%   2.92%   2.79%

 Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 Weighted Average Maturity.................... 44 Days

---------------------------------
SAFECO Tax-Free Money Market Fund*

Actual 7-day Yield      1.36

Tax-Equivalent Yield    1.60

Tax-Equivalent Yield    1.89

Tax-Equivalent Yield    1.97

Tax-Equivalent Yield    2.13

Tax-Equivalent Yield    2.25
----------------------------------
         TAX BRACKETS
----------------------------------
  15%   28%   31%   36%   39.6%
----------------------------------
* Represents the SAFECO Tax-Free Money Market Fund actual 7-day yield on December 31, 2001, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisons may vary with market conditions.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Portfolio of Investments
SAFECO Tax-Free Money Market Fund
As of December 31, 2001

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS--99.5%

 Alaska--5.4%
 $2,000 Alaska Housing Finance Corp.                                     $2,000
        Series B
        1.70%, due 12/01/30 Put Date 1/02/02
  2,165 Alaska Industrial Development and Export Authority Revenue        2,165
        2.10%, due 7/01/06
        Put Date 1/02/02

 Arizona--2.3%
  1,000 Apache County Industrial Development Revenue (Tucson Electric     1,000
        Power Co.)
        1.60%, due 12/15/18 Put Date 1/02/02
    800 Pima County Industrial Development Authority Revenue (Tucson        800
        Electric Power Co.)
        1.60%, due 12/01/22 Put Date 1/02/02

 California--1.9%
  1,460 Regional Airports Improvement Revenue (American Airlines,         1,460
        Inc.) Series E
        1.85%, due 12/01/24 Put Date 1/02/02

 Colorado--10.4%
  1,000 Castle Rock Metropolitan District No. 7                           1,000
        2.00%, due 12/01/30
        Put Date 6/01/02
  1,750 Denver West Metropolitan                                          1,750
        District General Obligation
        1.76%, due 12/01/35 Put Date 1/03/02
  1,380 Dove Valley Metropolitan                                          1,380
        District (Arapahoe County)
        2.25%, due 5/01/20 Put Date 5/01/02
  1,000 Holland Creek Metropolitan District Revenue                       1,000
        1.65%, due 6/01/41 Put Date 1/03/02
  1,335 Moffat County CO Pollution Control Revenue                        1,335
        1.65%, due 7/01/10 Put Date 1/02/02
  1,500 NBC Metropolitan District                                         1,500
        2.00%, due 12/01/30 Put Date 12/01/02

 District of Columbia--1.3%
  1,000 District of Columbia Revenue (George Washington University)       1,000
        Series B
        1.70%, due 9/15/29 Put Date 1/02/02

 Florida--2.4%
  1,800 Putnam County Development                                         1,800
        Authority Pollution Control Revenue
        1.85%, due 12/15/09 Put Date 6/15/02

 Georgia--3.8%
 $2,905 Marietta Housing Authority Multifamily Revenue                   $2,905
        3.20%, due 1/15/09 Put Date 1/15/02

 Illinois--15.4%
  1,920 Chicago O'Hare International Airport Revenue Series A             1,920
        1.62%, due 1/01/15 Put Date 1/02/02
  1,040 Illinois Development Finance Authority Revenue (Countryside       1,040
        Montessori Schools)
        1.62%, due 6/01/17 Put Date 1/03/02
  3,600 Illinois Health Facilities Authority Revenue (Swedish             3,600
        Covenant Hospital)
        1.70%, due 8/01/25 Put Date 1/02/02
  2,500 Illinois Rural Bond Bank Revenue
        3.75%, due 9/01/02                                                2,529
  2,700 Jackson-Union Regional Port District Revenue                      2,700
        1.70%, due 4/01/24 Put Date 1/02/02

 Iowa--6.7%
  2,000 Iowa Finance Authority Revenue (Wheaton Franciscan Services)      2,000
        1.67%, due 8/15/24 Put Date 1/02/02
  1,000 Iowa School Corporations Warrent Certificates (Series A)          1,005
        3.75%, due 6/21/02
  1,000 Iowa School Corporations Warrent Certificates (Series B)          1,001
        3.875%, due 1/30/02
  1,095 Polk County Hospital Equipment and Improvement Revenue            1,095
        1.85%, due 12/01/05 Put Date 1/02/02

 Kentucky--2.5%
  1,890 Clark County Kentucky Pollution Control Revenue                   1,890
        2.15%, due 10/15/14 Put Date 4/15/02

 Louisiana--5.9%
  2,500 Ascension Parish Pollution Control Revenue (Borden, Inc.)         2,500
        1.67%, due 12/01/09 Put Date 1/02/02
  2,000 Louisiana Public Facilities Authority Revenue                     2,000
        1.64%, due 12/01/13 Put Date 1/03/02

 Maryland--5.4%
  3,805 Maryland Health and Higher Education Facilities Authority         3,805
        Revenue (Mercy Ridge)
        1.70%, due 4/01/31 Put Date 1/03/02

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Tax-Free Money Market Fund
As of December 31, 2001


                                                                         Value
 PRINCIPAL AMOUNT (000's)                                              (000's)
------------------------------------------------------------------------------
 Maryland--(continued)
 $  300 Montgomery County MD Industrial Development Revenue            $   300
        (Information Systems and Networks)
        1.95%, due 4/01/14 Put Date 1/01/02

 Oklahoma--4.9%
  1,760 Oklahoma Water Resources Revenue Board State Loan Program        1,760
        2.45%, due 9/01/32 Put Date 3/01/02
  1,000 Oklahoma Water Resources Revenue Board State Loan Program        1,000
        Series A
        2.45%, due 9/01/23 Put Date 3/01/02
  1,000 Oklahoma Water Resources Revenue Board State Loan Program        1,000
        Series A
        2.53%, due 10/01/34 Put Date 4/01/02

 Pennsylvania--2.7%
  2,080 Washington County Authority Lease Revenue (Higher Education      2,080
        Pooled Equipment Leasing Project)
        1.80%, due 11/01/05 Put Date 1/02/02

 Tennessee--4.6%
  3,500 Hamilton County Industrial Development Revenue (Komatsu          3,500
        American Manufacturing Corp.)
        3.40%, due 11/01/05 Put Date 1/02/02

 Texas--15.3%
  3,500 ABN AMRO Munitops Certificates Trust                             3,500
        1.70%, due 3/07/07 Put Date 1/02/02
  2,500 ABN AMRO Munitops Certificates Trust                             2,500
        2.80%, due 2/06/08 Put Date 7/17/02
    800 Grapevine Industrial Development Corporation Revenue               800
        (Series B4)
        1.80%, due 12/01/24 Put Date 1/01/02
    300 Grapevine Industrial Development Revenue (American Airlines,       300
        Inc.) Series B2
        1.80%, due 12/01/24 Put Date 1/01/02
  2,000 Harris County Housing Finance Corp. Multifamily Housing          2,000
        Revenue (Arbor II, Ltd. Project)
        2.85%, due 10/01/05 Put Date 4/01/02
    500 Lone Star Airport Improvement Authority Revenue Series A4          500
        1.85%, due 12/01/14 Put Date 1/01/02
    200 Lone Star Airport Improvement Authority Revenue Series A3          200
        1.85%, due 12/01/14 Put Date 1/01/02
  1,140 Montgomery County TX Industrial Development Corp. (Medical       1,140
        Manufacturing Partners Project)
        2.10%, due 8/01/17 Put Date 1/02/02
    800 Texas Higher Education Authority (Series B)                        800
        1.60%, due 12/01/25 Put Date 1/02/02

 Washington--6.3%
  1,500 Richland Golf Enterprise Revenue                                 1,500
        1.65%, due 12/01/21 Put Date 1/03/02
  1,450 Washington State Housing Finance Commission Housing Revenue       1,450
        (Pioneer Human Services)
        1.70%, due 7/01/11 Put Date 1/03/02
  1,905 Washington State Housing Finance Commission Revenue (YMCA         1,905
        Snohomish County)
        2.05%, due 8/01/19 Put Date 1/01/02

 Wyoming--2.3%
  1,725 Rock Springs Industrial Development Revenue (Safeway, Inc.        1,725
        Project)
        2.55%, due 3/01/02 Put Date 3/01/02
                                                                        -------
 TOTAL MUNICIPAL BONDS (cost $76,140)                                    76,140
                                                                        -------
 TOTAL INVESTMENTS (total cost $76,140)--99.5%                           76,140
 Other Assets, less Liabilities                                             414
                                                                        -------
 NET ASSETS                                                             $76,554
                                                                        =======


If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/2001. These rates change periodically based on specified market rate or indices.

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Statements of Assets and Liabilities
As of December 31, 2001

                                               SAFECO             SAFECO
                                           High-Yield  Intermediate-Term  SAFECO
                                                 Bond      U.S. Treasury    GNMA
 (In Thousands, Except Per-Share Amounts)        Fund               Fund    Fund
--------------------------------------------------------------------------------
 Assets
 Investments, at Cost                        $ 54,652      $22,662       $44,533
                                             ========      =======       =======
 Investments, at Value                       $ 52,958      $23,109       $45,466
 Collateral for Securities Loaned, at
 Fair Value                                     8,894           -              -
 Receivables:
   Trust Shares Sold                               68          104            69
   Interest                                       892          432           262
   Receivable From Advisor                          -            2             -
                                             --------      -------       -------
   Total Assets                                62,812       23,647        45,797
 Liabilities
 Payables:
   Trust Shares Redeemed                          186           39            46
   Payable Upon Return of Securities
    Loaned                                      8,894            -             -
   Dividends                                      118           32            44
   Investment Advisory Fees                        40           11            21
   Accrued Expenses                                27           10            13
                                             --------      -------       -------
     Total Liabilities                          9,265           92           124
                                             --------      -------       -------
 Net Assets                                  $ 53,547      $23,555       $45,673
                                             ========      =======       =======
   No-Load Class:
     Net Assets                              $ 51,454      $21,108       $45,218
     Trust Shares Outstanding                   7,901        1,989         4,777
                                             --------      -------       -------
     Net Asset Value, Offering Price, and
      Redemption Price Per Share             $   6.51      $ 10.61       $  9.47
                                             ========      =======       =======
   Class A:
     Net Assets                              $  1,086      $ 1,580       $   266
     Trust Shares Outstanding                     167          149            28
                                             --------      -------       -------
     Net Asset Value and Redemption Price
      Per Share                              $   6.51      $ 10.62       $  9.47
                                             ========      =======       =======
     Maximum Offering Price Per Share (Net
      Asset Value Plus Sales Charge of 4.5%) $   6.82      $ 11.12       $  9.92
                                             ========      =======       =======
   Class B:
     Net Assets                              $    920      $   867       $   189
     Trust Shares Outstanding                     141           81            20
                                             --------      -------       -------
     Net Asset Value and Offering Price Per
      Share                                  $   6.51      $ 10.62       $  9.47
                                             ========      =======       =======
   Class C:
     Net Assets                              $     87            -             -
     Trust Shares Outstanding                      13
                                             --------
     Net Asset Value and Offering Price Per
      Share                                  $   6.52
                                             ========
--------------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
    Unlimited Shares Authorized)             $ 73,278      $23,190      $47,672
   Distributable Earnings                     (19,731)         365       (1,999)
                                             --------      -------      -------
 Net Assets                                  $ 53,547      $23,555      $45,673
                                             ========      =======      =======
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                SAFECO              SAFECO         SAFECO
                                               Managed          California      Municipal
                                                  Bond     Tax-Free Income           Bond
(In Thousands, Except Per-Share Amounts)          Fund                Fund           Fund
-----------------------------------------------------------------------------------------
 Assets
 Investments, at Cost                           $9,178             $87,718       $486,784
                                                ======             =======       ========
 Investments, at Value                          $9,231             $91,317       $528,829
 Collateral for Securities Loaned, at
 Fair Value                                        341                   -              -
 Receivables:
   Trust Shares Sold                                 5                  21            672
   Interest                                         93               1,339          8,799
   Receivable From Advisor                           4                   -              -
                                                ------             -------       --------
   Total Assets                                  9,674              92,677        538,300
 Liabilities
 Payables:
   Trust Shares Redeemed                             3                 118          1,020
   Payable Upon Return of Securities
    Loaned                                         341                   -              -
   Dividends                                        17                  81            696
   Investment Advisory Fees                          4                  38            209
   Accrued Expenses                                  7                  17             63
                                                ------             -------       --------
     Total Liabilities                             372                 254          1,988
                                                ------             -------       --------
 Net Assets                                     $9,302             $92,423       $536,312
                                                ======             =======       ========
   No-Load Class:
     Net Assets                                 $7,295             $90,165       $533,803
     Trust Shares Outstanding                      867               7,276         38,212
                                                ------             -------       --------
      Net Asset Value, Offering Price, and
       Redemption Price Per Share               $ 8.41             $ 12.39       $  13.97
                                                ======             =======       ========
   Class A:
      Net Assets                                $1,092             $   645       $  1,273
      Trust Shares Outstanding                     130                  52             91
                                                ------             -------       --------
      Net Asset Value and Redemption Price
       Per Share                                $ 8.40             $ 12.40       $  13.98
                                                ======             =======       ========
      Maximum Offering Price Per Share (Net
       Asset Value Plus Sales Charge of 4.5%)   $ 8.80             $ 12.98       $  14.64
                                                ======             =======       ========
   Class B:
     Net Assets                                 $  915             $ 1,613       $  1,236
     Trust Shares Outstanding                      109                 130             88
                                                ------             -------       --------
     Net Asset Value and Offering Price Per
      Share                                     $ 8.40             $ 12.39       $  13.95
                                                ======             =======       ========
   Class C:
     Net Assets                                      -                   -              -
     Trust Shares Oustanding

     Net Asset Value and Offering Price Per
      Share
-----------------------------------------------------------------------------------------
 Analysis of Net Assets:
     Paid in Capital (Par Value $.001,
      Unlimited Shares Authorized)              $9,466             $87,806       $491,873
     Distributable Earnings                       (164)              4,617         44,439
                                                ------             -------       --------
     Net Assets                                 $9,302             $92,423       $536,312
                                                ======             =======       ========
-----------------------------------------------------------------------------------------
                                                            SAFECO       SAFECO
                                                 Intermediate-Term        Money              SAFECO
                                                    Municipal Bond       Market      Tax-Free Money
 (In Thousands, Except Per-Share Amounts)                     Fund         Fund         Market Fund
---------------------------------------------------------------------------------------------------
 Assets
 Investments, at Cost                              $14,699            $232,818          $76,140
                                                   =======            ========          =======
 Investments, at Value                             $15,143            $232,818          $76,140
 Collateral for Securities Loaned, at
 Fair Value                                              -                   -                -
 Receivables:
   Trust Shares Sold                                     5               6,001              317
   Interest                                            217               1,540              362
   Receivable From Advisor                               1                   8                -
                                                   -------            --------          -------
   Total Assets                                     15,366             240,367           76,819
 Liabilities
 Payables:
   Trust Shares Redeemed                               111               6,545              216
   Payable Upon Return of Securities
    Loaned                                               -                   -                -
   Dividends                                            22                  12                5
   Investment Advisory Fees                              6                  97               31
   Accrued Expenses                                      4                  74               13
                                                   -------            --------          -------
     Total Liabilities                                 143               6,728              265
                                                   -------            --------          -------
 Net Assets                                        $15,223            $233,639          $76,554
                                                   =======            ========          =======
   No-Load Class:
     Net Assets                                    $15,223            $227,142          $76,554
     Trust Shares Outstanding                        1,418             227,142           76,554
                                                   -------            --------          -------
     Net Asset Value, Offering Price, and
      Redemption Price Per Share                   $ 10.73            $   1.00          $  1.00
                                                   =======            ========          =======
   Class A:
     Net Assets                                          -            $  5,193                -
     Trust Shares Outstanding                                            5,193
                                                                      --------
     Net Asset Value and Redemption Price
      Per Share                                                       $   1.00
                                                                      ========
     Maximum Offering Price Per Share (Net
      Asset Value Plus Sales Charge of 4.5%)             -            $      -                -
                                                                      ========
   Class B:
     Net Assets                                          -            $  1,192                -
     Trust Shares Outstanding                                            1,192
                                                                      --------
     Net Asset Value and Offering Price Per
      Share                                                           $   1.00
                                                                      ========
   Class C:
     Net Assets                                          -            $    112                -
     Trust Shares Outstanding                                              112
                                                                      --------
     Net Asset Value and Offering Price Per
      Share                                                           $   1.00
                                                                      ========
---------------------------------------------------------------------------------------------------
Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
   Unlimited Shares Authorized)                    $14,767            $233,639          $76,554
     Distribution Earnings                             456                  -                -
                                                   -------            --------          -------
   Net Assets                                      $15,223            $233,639          $76,554
                                                   =======            ========          =======
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the Year Ended December 31, 2001



                                                   SAFECO              SAFECO
                                               High-Yield   Intermediate-Term          SAFECO
                                                     Bond       U.S. Treasury            GNMA
 -(In Thousands)-                                    Fund                Fund            Fund
----------------------------------------------------------------------------------------------
 Investment Income
   Dividends                                     $    312               $    -          $    -
   Interest                                         5,635                1,233           2,864
   Income from Securities Loaned, net                  25                    -               -
   Other                                                2                    -               1
                                                 --------               ------          ------
    Total Investment Income                         5,974                1,233           2,865

 Expenses
   Investment Advisory                                391                  124             237
   Fund Accounting and Administration                  54                   20              39
   Transfer Agent--No-Load                            126                   33              65
                 --Class A                              4                    3               1
                 --Class B                              3                    2               1
   Shareholder Service--Class A                         4                    3               1
                      --Class B                         2                    2               -
   Distribution--Class B                                7                    6               1
               --Class C                                1                    -               -
   Legal and Auditing                                  22                   21              21
   Custodian                                           11                    6               7
   Registration                                        40                   28              34
   Reports to Shareholders                             15                    4               7
 Trustees                                               6                    6               6
    Loan Interest                                      13                    -               -
    Other                                               6                    5               5
                                                 --------               ------          ------
     Total Expenses Before Expense
      Reimbursement                                   705                  263             425
    Expense Reimbursement From Advisor--No-Load       (43)                 (32)            (13)
                                      --Class A        (2)                  (3)             (1)
                                      --Class B        (2)                  (3)              -
                                                 --------               ------          ------
     Total Expenses After Expense
      Reimbursement                                   658                  225             411
                                                 --------               ------          ------
    Net Investment Income                           5,316                1,008           2,454

    Net Realized and Unrealized Gain
     (Loss) on Investments
    Net Realized Gain (Loss) on
     Investments                                  (11,851)                 550             178
    Net Change in Unrealized Appreciation
     (Depreciation)                                 5,995                 (274)            246
                                                 --------               ------          ------
    Net Gain (Loss) on Investments                 (5,856)                 276             424
                                                 --------               ------          ------
    Net Change in Net Assets Resulting
     from Operations                             $   (540)              $1,284          $2,878
                                                 ========               ======          ======
-----------------------------------------------------------------------------------------------


                      SEE NOTES TO FINANCIAL STATEMENTS

                                      38


                                                                  SAFECO
                                                    SAFECO    California         SAFECO                SAFECO
                                                   Managed      Tax-Free       Municipal    Intermediate-Term
                                                      Bond        Income           Bond        Municipal Bond
 -(In Thousands)-                                     Fund          Fund           Fund                  Fund
-------------------------------------------------------------------------------------------------------------
 Investment Income
   Dividends                                          $  -       $     -        $     -                  $  -
   Interest                                            532         5,418         29,751                   745
   Income from Securities Loaned, net                    1             -              -                     -
   Other                                                 -             -              2                     -
                                                      ----       -------        -------                  ----
    Total Investment Income                            533         5,418         29,753                   745

 Expenses
   Investment Advisory                                  42           474          2,509                    76
   Fund Accounting and Administration                    8            85            246                    14
   Transfer Agent--No-Load                              13            71            284                     9
                 --Class A                               2             1              1                     -
                 --Class B                               3             1              1                     -
   Shareholder Service--Class A                          2             2              3                     -
                      --Class B                          2             3              3                     -
   Distribution--Class B                                 7            10              8                     -
               --Class C                                 -             -              -                     -
   Legal and Auditing                                   20            28            138                    20
   Custodian                                             5            11             32                     6
   Registration                                         29             5             33                    11
   Reports to Shareholders                               4             9             32                     2
 Trustees                                                6             7              9                     6
    Loan Interest                                        -            10              -                     -
    Other                                                4             8             28                     3
                                                      ----       -------        -------                  ----
     Total Expenses Before Expense
      Reimbursement                                    147           725          3,327                   147
    Expense Reimbursement From Advisor--No-Load        (47)            -              -                   (10)
                                      --Class A         (7)            -              -                     -
                                      --Class B         (7)            -              -                     -
                                                      ----       -------        -------                  ----
     Total Expenses After Expense
      Reimbursement                                     86           725          3,327                   137
                                                      ----       -------        -------                  ----
    Net Investment Income                              447         4,693         26,426                   608

    Net Realized and Unrealized Gain
     (Loss) on Investments
    Net Realized Gain (Loss) on
     Investments                                       138         3,515          6,209                   119
    Net Change in Unrealized Appreciation
     (Depreciation)                                    (48)       (4,194)        (4,258)                  (65)
                                                      ----       -------        -------                  ----
    Net Gain (Loss) on Investments                      90          (679)         1,951                    54
                                                      ----       -------        -------                  ----
    Net Change in Net Assets Resulting
     from Operations                                  $537       $ 4,014        $28,377                  $662
                                                      ====       =======        =======                  ====


                                                           SAFECO    Tax-Free
                                                            Money       Money
                                                           Market      Market
 -(In Thousands)-                                            Fund        Fund
-----------------------------------------------------------------------------
 Investment Income
   Dividends                                              $     -      $    -
   Interest                                                10,898       2,298
   Income from Securities Loaned, net                           -           -
   Other                                                       11           1
                                                          -------      ------
    Total Investment Income                                10,909       2,299

 Expenses
   Investment Advisory                                      1,213         377
   Fund Accounting and Administration                         189          68
   Transfer Agent--No-Load                                    611          47
                 --Class A                                     15           -
                 --Class B                                      3           -
   Shareholder Service--Class A                                 -           -
                      --Class B                                 -           -
   Distribution--Class B                                        -           -
               --Class C                                        -           -
   Legal and Auditing                                          27          21
   Custodian                                                   22          10
   Registration                                                74          17
   Reports to Shareholders                                     63           8
 Trustees                                                       7           7
    Loan Interest                                               -           2
    Other                                                      19           6
                                                          -------      ------
     Total Expenses Before Expense
      Reimbursement                                         2,243         563
    Expense Reimbursement From Advisor--No-Load              (290)          -
                                      --Class A                (9)          -
                                      --Class B                (2)          -
                                                          -------      ------
     Total Expenses After Expense
      Reimbursement                                         1,942         563
                                                          -------      ------
    Net Investment Income                                   8,967       1,736

    Net Realized and Unrealized Gain
     (Loss) on Investments
    Net Realized Gain (Loss) on
     Investments                                                -           -
    Net Change in Unrealized Appreciation
     (Depreciation)                                             -           -
                                                          -------      ------
    Net Gain (Loss) on Investments                              -           -
                                                          -------      ------
    Net Change in Net Assets Resulting
     from Operations                                      $ 8,967      $1,736
                                                          =======      ======

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets


                                        SAFECO              SAFECO
                                    High-Yield   Intermediate-Term       SAFECO GNMA
                                     Bond Fund  U.S. Treasury Fund              Fund
                              -------------------------------------------------------
 -(In Thousands)-              2001*     2000*     2001*     2000*    2001*    2000*
-------------------------------------------------------------------------------------
 Operations

   Net Investment Income    $  5,316  $  5,387   $ 1,008   $ 1,055  $ 2,454  $ 2,379

   Net Realized Gain (Loss)
    on Investments           (11,851)   (4,090)      550      (320)     178     (656)

   Net Change in Unrealized
    Appreciation
    (Depreciation)             5,995    (5,011)     (274)    1,272      246    1,633
                            --------  --------   -------   -------  -------  -------
   Net Change in Net Assets
    Resulting from
    Operations                  (540)   (3,714)    1,284     2,007    2,878    3,356

 Distributions to
  Shareholders From:

   Net Investment Income
     No-Load Class            (5,032)   (5,184)     (952)     (974)  (2,451)  (2,371)
     Class A                    (132)     (107)      (55)      (50)      (9)      (4)
     Class B                     (76)      (91)      (30)      (31)      (7)      (4)
     Class C                      (8)       (5)        -         -        -        -
   Net Realized Gain on
   Investments
     No-Load Class                 -         -         -         -        -        -
     Class A                       -         -         -         -        -        -
     Class B                       -         -         -         -        -        -
     Class C                       -         -         -         -        -        -
                            --------  --------   -------   -------  -------  -------
       Total                  (5,248)   (5,387)   (1,037)   (1,055)  (2,467)  (2,379)

Net Trust Share
 Transactions                  2,564   (10,314)    2,600    (1,080)   7,454   (2,618)
                            --------  --------   -------   -------  -------  -------
Total Change in Net
 Assets                       (3,224)  (19,415)    2,847      (128)   7,865   (1,641)

Net Assets at Beginning
 of Period                    56,771    76,186    20,708    20,836   37,808   39,449
                            --------  --------   -------   -------  -------  -------

Net Assets at End of
 Period                     $ 53,547  $ 56,771   $23,555   $20,708  $45,673  $37,808
                            ========  ========   =======   =======  =======  =======
-------------------------------------------------------------------------------------
Tax Character of
 Distributions Paid:
  Ordinary Income           $  5,248  $  5,387   $ 1,037   $ 1,055  $ 2,467  $ 2,379
  Tax-Exempt Income                -         -         -         -        -        -
  Long-term Capital Gains          -         -         -         -        -        -
                            --------  --------   -------   -------  -------  -------
      Total                 $  5,248  $  5,387   $ 1,037   $ 1,055  $ 2,467  $ 2,379
                            ========  ========   =======   =======  =======  =======
-------------------------------------------------------------------------------------

*  For the year ended December 31.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                              SAFECO
                                        SAFECO            California                 SAFECO
                                       Managed              Tax-Free              Municipal
                                     Bond Fund           Income Fund              Bond Fund
----------------------------------------------------------------------------------------------
 -(In Thousands)-               2001*    2000*        2001*     2000*        2001*     2000*
----------------------------------------------------------------------------------------------
Operations

  Net Investment Income        $  447  $   451     $  4,693  $  4,437     $ 26,426  $ 25,018

  Net Realized Gain (Loss)
   on Investments                 138      (82)       3,515    (1,560)       6,209      (993)

  Net Change in Unrealized
   Appreciation
   (Depreciation)                 (48)     440       (4,194)   12,908       (4,258)   39,147
                               ------  -------     --------  --------     --------  --------
  Net Change in Net Assets
   Resulting from
   Operations                     537      809        4,014    15,785       28,377    63,172

Distributions to
 Shareholders From:

  Net Investment Income
    No-Load Class                (368)    (382)      (4,507)   (4,369)     (25,670)  (24,979)
    Class A                       (41)     (30)         (30)      (30)         (53)      (41)
    Class B                       (38)     (39)         (50)      (38)         (38)      (34)
    Class C                         -        -            -         -            -         -
  Net Realized Gain on
  Investments
    No-Load Class                   -        -            -         -       (1,183)        -
    Class A                         -        -            -         -           (3)        -
    Class B                         -        -            -         -           (3)        -
    Class C                         -        -            -         -            -         -
                               ------  -------     --------  --------     --------  --------
       Total                     (447)    (451)      (4,587)   (4,437)     (26,950)  (25,054)

Net Trust Share
 Transactions                   1,971   (1,395)     (13,843)    8,170       33,316    (9,067)
                               ------  -------     --------  --------     --------  --------
Total Change in Net
 Assets                         2,061   (1,037)     (14,416)   19,518       34,743    29,051

Net Assets at Beginning
 of Period                      7,241    8,278      106,839    87,321      501,569   472,518
                               ------  -------     --------  --------     --------  --------

Net Assets at End of
 Period                        $9,302  $ 7,241     $ 92,423  $106,839     $536,312  $501,569
                               ======  =======     ========  ========     ========  ========
----------------------------------------------------------------------------------------------
Tax Character of
 Distributions Paid:
  Ordinary Income              $  447  $   451     $      -  $      -     $      -  $     36
  Tax-Exempt Income                 -        -        4,587     4,437       25,761    25,018
  Long-term Capital Gains           -        -            -         -        1,189         -
                               ------  -------     --------  --------     --------  --------
      Total                    $  447  $   451     $  4,587  $  4,437     $ 26,950  $ 25,054
                               ======  =======     ========  ========     ========  ========
 ---------------------------------------------------------------------------------------------

                                        SAFECO                                      SAFECO
                                 Intermediate-                 SAFECO             Tax-Free
                                Term Municipal                  Money                Money
                                     Bond Fund            Market Fund          Market Fund
--------------------------------------------------------------------------------------------
 -(In Thousands)-               2001*    2000*        2001*     2000*       2001*    2000*
--------------------------------------------------------------------------------------------
Operations

  Net Investment Income       $   608  $   591     $  8,967  $ 13,599     $ 1,736  $ 2,593

  Net Realized Gain (Loss)
   on Investments                 119       11            -         -           -        -

  Net Change in Unrealized
   Appreciation
   (Depreciation)                 (65)     383            -         -           -        -
                              -------  -------     --------  --------     -------  -------
  Net Change in Net Assets
   Resulting from
   Operations                     662      985        8,967    13,599       1,736    2,593

Distributions to
 Shareholders From:

  Net Investment Income
    No-Load Class                (608)    (591)      (8,735)  (13,338)     (1,736)  (2,593)
    Class A                         -        -         (186)     (213)          -        -
    Class B                         -        -          (42)      (44)          -        -
    Class C                         -        -           (4)       (4)          -        -
  Net Realized Gain on
  Investments
    No-Load Class                (108)     (12)           -         -           -        -
    Class A                         -        -            -         -           -        -
    Class B                         -        -            -         -           -        -
    Class C                         -        -            -         -           -        -
                              -------  -------     --------  --------     -------  -------
       Total                     (716)    (603)      (8,967)  (13,599)     (1,736)  (2,593)

Net Trust Share
 Transactions                   1,381   (1,093)     (13,930)    7,110       2,620   (3,389)
                              -------  -------     --------  --------     -------  -------
Total Change in Net
 Assets                         1,327     (711)     (13,930)    7,110       2,620   (3,389)

Net Assets at Beginning
 of Period                     13,896   14,607      247,569   240,459      73,934   77,323
                              -------  -------     --------  --------     -------  -------

Net Assets at End of
 Period                       $15,223  $13,896     $233,639  $247,569     $76,554  $73,934
                              =======  =======     ========  ========     =======  =======
-------------------------------------------------------------------------------------------
Tax Character of
 Distributions Paid:
  Ordinary Income             $     -  $     -     $  8,967  $ 13,599     $     -  $     -
  Tax-Exempt Income               608      591            -         -       1,736    2,593
  Long-term Capital Gains         108       12            -         -           -        -
                              -------  -------     --------  --------     -------  -------
      Total                   $   716  $   603     $  8,967  $ 13,599     $ 1,736  $ 2,593
                              =======  =======     ========  ========     =======  =======
------------------------------------------------------------------------------------------

  *  For the year ended December 31

                       SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO High-Yield Bond Fund                       For the Year Ended December 31
                                       ------------------------------------------
 No-Load Class                          2001     2000      1999     1998     1997
---------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                             $  7.26  $  8.38   $  8.78  $  9.13  $  8.82
 Income from Investment
  Operations
   Net Investment Income                0.61     0.69      0.71     0.74     0.77
   Net Realized and Unrealized Gain
    (Loss) on Investments              (0.75)   (1.12)    (0.40)   (0.35)    0.31
                                     -------  -------   -------  -------  -------
   Total from Investment Operations    (0.14)   (0.43)     0.31     0.39     1.08
 Less Distributions
   Dividends from Net Investment
    Income                             (0.61)   (0.69)    (0.71)   (0.74)   (0.77)
                                     -------  -------   -------  -------  -------
 Net Asset Value at End of Period    $  6.51  $  7.26   $  8.38  $  8.78  $  9.13
                                     =======  =======   =======  =======  =======
 Total Return                         (2.05%)  (5.52%)    3.74%    4.45%   12.79%
 Net Assets at End of Period
  (000's)                            $51,454  $54,540   $73,004  $79,696  $71,058
 Ratios to Average Net Assets:
   Gross Expenses                      1.14%    1.13%     0.99%    0.92%    0.91%
   Net Expenses                        1.07%    1.05%     0.95%    0.92%    0.91%
   Net Investment Income               8.75%    8.63%     8.31%    8.26%    8.58%
 Portfolio Turnover Rate                185%      45%       71%      64%      85%
---------------------------------------------------------------------------------

 SAFECO Intermediate-Term
 U.S. Treasury Fund                                For the Year Ended December 31
                                       ------------------------------------------
 No-Load Class                          2001     2000      1999     1998     1997
---------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                             $ 10.48  $  9.99   $ 10.74  $ 10.34  $ 10.11
 Income from Investment
  Operations
   Net Investment Income                0.49*    0.55      0.54     0.57     0.58
   Net Realized and Unrealized Gain
    (Loss) on Investments               0.14     0.49     (0.75)    0.40     0.23
                                     -------  -------   -------  -------  -------
   Total from Investment Operations     0.63     1.04     (0.21)    0.97     0.81
 Less Distributions
   Dividends from Net Investment
    Income                             (0.50)   (0.55)    (0.54)   (0.57)   (0.58)
                                     -------  -------   -------  -------  -------
 Net Asset Value at End of Period    $ 10.61  $ 10.48   $  9.99  $ 10.74  $ 10.34
                                     =======  =======   =======  =======  =======
 Total Return                          6.07%   10.74%    (1.98%)   9.61%    8.29%
 Net Assets at End of Period
  (000's)                            $21,108  $18,968   $19,092  $24,061  $15,698
 Ratios to Average Net Assets:
   Gross Expenses                      1.10%    1.22%     1.10%    0.90%    0.92%
   Net Expenses                        0.95%    0.95%     0.93%    0.90%    0.92%
   Net Investment Income               4.55%*   5.41%     5.22%    5.38%    5.74%
 Portfolio Turnover Rate                 74%     199%       14%       3%      82%
---------------------------------------------------------------------------------

 * Net Investment Income includes $(0.01) and the Ratio of Net Investment Income includes (0.13%) which was due to amortization of premium and discount required for book purposes but not for tax purposes.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO GNMA Fund                                  For the Year Ended December 31
                                        -----------------------------------------
 No-Load Class                          2001     2000     1999     1998      1997
---------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                             $  9.35  $  9.10  $  9.64  $  9.57  $  9.36
 Income from Investment Operations
   Net Investment Income                0.55     0.59     0.55     0.57     0.60
   Net Realized and Unrealized Gain
    (Loss) on Investments               0.12     0.25    (0.54)    0.07     0.21
                                     -------  -------  -------  -------  -------
   Total from Investment Operations     0.67     0.84     0.01     0.64     0.81
 Less Distributions
   Dividends from Net Investment
    Income                             (0.55)   (0.59)   (0.55)   (0.57)   (0.60)
                                     -------  -------  -------  -------  -------
 Net Asset Value at End of Period    $  9.47  $  9.35  $  9.10  $  9.64  $  9.57
                                     =======  =======  =======  =======  =======
 Total Return                          7.29%    9.50%    0.16%    6.84%    8.97%
 Net Assets at End of Period
  (000's)                            $45,218  $37,564  $39,449  $42,145  $38,172
 Ratios to Average Net Assets:
   Gross Expenses                      0.98%    1.05%    0.98%    0.94%    0.93%
   Net Expenses                        0.95%    0.95%    0.94%    0.94%    0.93%
   Net Investment Income               5.74%    6.43%    5.92%    5.90%    6.40%
 Portfolio Turnover Rate                 63%     160%     133%     105%      83%
---------------------------------------------------------------------------------

 SAFECO Managed Bond Fund                          For the Year Ended December 31
                                        -----------------------------------------
 No-Load Class                          2001     2000     1999     1998      1997
---------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                             $  8.30  $  7.90  $  8.64  $  8.60  $  8.35
 Income from Investment Operations
   Net Investment Income                0.46     0.48     0.41     0.42     0.42
   Net Realized and Unrealized Gain
    (Loss)
    on Investments                      0.11     0.40    (0.74)    0.29     0.25
                                     -------  -------  -------  -------  -------
   Total from Investment Operations     0.57     0.88    (0.33)    0.71     0.67
 Less Distributions
   Dividends from Net Investment
    Income                             (0.46)   (0.48)   (0.41)   (0.42)   (0.42)
   Distributions from Realized Gain        -        -        -    (0.25)       -
                                     -------  -------  -------  -------  -------
    Total Distributions                (0.46)   (0.48)   (0.41)   (0.67)   (0.42)
                                     -------  -------  -------  -------  -------
 Net Asset Value at End of Period    $  8.41  $  8.30  $  7.90  $  8.64  $  8.60
                                     =======  =======  =======  =======  =======
 Total Return                          6.95%   11.57%   (3.82%)   8.43%    8.23%
 Net Assets at End of Period
  (000's)                            $ 7,295  $ 5,956  $ 6,781  $ 6,757  $ 4,627
 Ratios to Average Net Assets:
   Gross Expenses                      1.59%    1.63%    1.41%    1.16%    1.15%
   Net Expenses                        0.90%    0.90%    0.94%    1.16%    1.15%
   Net Investment Income               5.41%    6.01%    5.10%    4.79%    4.98%
 Portfolio Turnover Rate                126%     102%     147%     133%     177%
---------------------------------------------------------------------------------

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO California Tax-Free
 Income Fund                                      For the Year Ended December 31
                                ------------------------------------------------
 No-Load Class                      2001       2000      1999      1998     1997
--------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $  12.49   $  11.04  $  12.74  $  12.93  $ 12.22
 Income from Investment
  Operations
   Net Investment Income            0.62*      0.56      0.56      0.60     0.60
   Net Realized and Unrealized
    Gain (Loss)
    on Investments                 (0.11)      1.45     (1.70)     0.18     0.76
                                --------   --------  --------  --------  -------
   Total from Investment
    Operations                      0.51       2.01     (1.14)     0.78     1.36
 Less Distributions
   Dividends from Net
    Investment Income              (0.61)     (0.56)    (0.56)    (0.60)   (0.60)
   Distributions from Realized
    Gains                              -          -         -     (0.37)   (0.05)
                                --------   --------  --------  --------  -------
   Total Distributions             (0.61)     (0.56)    (0.56)    (0.97)   (0.65)
                                --------   --------  --------  --------  -------
 Net Asset Value at End of
  Period                        $  12.39   $  12.49  $  11.04  $  12.74  $ 12.93
                                ========   ========  ========  ========  =======
 Total Return                      4.12%     18.79%    (9.18%)    6.19%   11.55%
 Net Assets at End of Period
  (000's)                       $ 90,165   $104,988  $ 85,782  $112,457 $ 88,379
 Ratios to Average Net
  Assets:
   Expenses                        0.75%      0.74%     0.74%     0.68%    0.68%
   Net Investment Income           4.98%*     4.85%     4.66%     4.60%    4.88%
 Portfolio Turnover Rate             32%        26%       25%       39%      10%
--------------------------------------------------------------------------------

 SAFECO Municipal Bond Fund                       For the Year Ended December 31
                                ------------------------------------------------
 No-Load Class                      2001       2000      1999      1998     1997
--------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $  13.96   $  12.89  $  14.45  $  14.52 $  13.98
 Income from Investment
  Operations
   Net Investment Income            0.71**     0.70      0.69      0.73     0.75
   Net Realized and Unrealized
    Gain (Loss)
    on Investments                  0.02       1.07     (1.56)     0.17     0.70
                                --------   --------  --------  -------- --------
   Total from Investment
    Operations                      0.73       1.77     (0.87)     0.90     1.45
 Less Distributions
   Dividends from Net
    Investment Income              (0.69)     (0.70)    (0.69)    (0.73)   (0.75)
   Distributions from Realized
    Gains                          (0.03)         -         -     (0.24)   (0.16)
                                --------   --------  --------  -------- --------
   Total Distributions             (0.72)     (0.70)    (0.69)    (0.97)   (0.91)
                                --------   --------  --------  -------- --------
 Net Asset Value at End of
  Period                        $  13.97   $  13.96  $  12.89  $  14.45 $  14.52
                                ========   ========  ========  ======== ========
 Total Return                      5.30%     14.17%    (6.18%)    6.35%   10.68%
 Net Assets at End of Period
  (000's)                       $533,803   $499,831  $470,267  $539,860 $502,946
 Ratios to Average Net
  Assets:
   Expenses                        0.62%      0.62%     0.60%     0.51%    0.51%
   Net Investment Income           5.01%**    5.27%     5.04%     5.01%    5.31%
 Portfolio Turnover Rate              9%        32%       17%       21%      14%
--------------------------------------------------------------------------------

 * Net Investment Income includes $0.01 and the Ratio of Net Investment Income includes 0.11% which was due to amortization of premium and discount required for book purposes but not for tax purposes.
** Net Investment Income includes $0.02 and the Ratio of Net Investment Income includes 0.13% which was due to amortization of premium and discount required for book purposes but not for tax purposes.

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Intermediate-Term
 Municipal Bond Fund                              For the Year Ended December 31
                                ------------------------------------------------
 No-Load Class                      2001      2000      1999      1998      1997
--------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $  10.76  $  10.46  $  11.02  $  10.92  $  10.61
 Income from Investment
  Operations
   Net Investment Income            0.44      0.45      0.45      0.47      0.47
   Net Realized and Unrealized
    Gain (Loss)
    on Investments                  0.05      0.31     (0.54)     0.10      0.31
                                --------  --------  --------  --------  --------
   Total from Investment
    Operations                      0.49      0.76     (0.09)     0.57      0.78
 Less Distributions
   Dividends from Net
    Investment Income              (0.44)    (0.45)    (0.45)    (0.47)    (0.47)
   Distributions from Realized
    Gains                          (0.08)    (0.01)    (0.02)        -         -
                                --------  --------  --------  --------  --------
   Total Distributions             (0.52)    (0.46)    (0.47)    (0.47)    (0.47)
                                --------  --------  --------  --------  --------
 Net Asset Value at End of
  Period                        $  10.73  $  10.76  $  10.46  $  11.02  $  10.92
                                ========  ========  ========  ========  ========
 Total Return                      4.53%     7.44%    (0.84%)    5.33%     7.50%
 Net Assets at End of Period
  (000's)                       $ 15,223  $ 13,896  $ 14,607  $ 15,487  $ 13,780
 Ratios to Average Net
  Assets:
   Gross Expenses                  0.96%     0.97%     0.92%     0.83%     0.83%
   Net Expenses                    0.90%     0.90%     0.86%     0.83%     0.83%
   Net Investment Income           4.01%     4.27%     4.18%     4.25%     4.37%
 Portfolio Turnover Rate             22%       16%       11%        4%       11%
--------------------------------------------------------------------------------

 SAFECO Money Market Fund                         For the Year Ended December 31
                                ------------------------------------------------
 No-Load Class                      2001      2000      1999      1998      1997
--------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
 Income from Investment
  Operations
   Net Investment Income            0.04      0.06      0.05      0.05      0.05
 Less Distributions
   Dividends from Net
    Investment Income              (0.04)    (0.06)    (0.05)    (0.05)    (0.05)
                                --------  --------  --------  --------  --------
 Net Asset Value at End of
  Period                        $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                ========  ========  ========  ========  ========
   Total Return                    3.75%     5.90%     4.65%     5.08%     4.93%
 Net Assets at End of Period
  (000's)                       $227,142  $242,195  $240,459  $227,329  $176,623
 Ratios to Average Net
  Assets:
   Gross Expenses                  0.92%     0.97%     0.95%     0.79%     0.78%
   Net Expenses                    0.80%     0.80%     0.81%     0.79%     0.78%
   Net Investment Income           3.71%     5.72%     4.55%     4.97%     4.82%
--------------------------------------------------------------------------------

Financial Highlights
(For a Share Outstanding Throughout the Period)

 SAFECO Tax-Free Money Market
 Fund                                            For the Year Ended December 31
                                    -------------------------------------------
 No-Load Class                        2001     2000     1999     1998     1997
-------------------------------------------------------------------------------
 Net Asset Value at Beginning of
  Period                           $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
 Income from Investment
  Operations
   Net Investment Income              0.02     0.03     0.03     0.03     0.03
 Less Distributions
   Dividends from Net Investment
    Income                           (0.02)   (0.03)   (0.03)   (0.03)   (0.03)
                                   -------  -------  -------  -------  -------
 Net Asset Value at End of Period  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   =======  =======  =======  =======  =======
 Total Return                        2.34%    3.52%    2.77%    3.07%    3.12%
 Net Assets at End of Period
  (000's)                          $76,554  $73,934  $77,323  $77,457  $75,437
 Ratios to Average Net Assets:
 Expenses                            0.75%    0.71%+   0.66%+   0.63%    0.63%
 Net Investment Income               2.31%    3.46%    2.72%    3.04%    3.11%
-------------------------------------------------------------------------------

+ Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.73% and 0.70% for the year ended December 31, 2000 and 1999. The fee waiver expired on April 30, 2000.

Notes to Financial Statements




1. GENERAL

This financial report is on nine of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts listed below. Each trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

  SAFECO Taxable Bond Trust
    SAFECO High-Yield Bond Fund
    SAFECO Intermediate-Term U.S. Treasury Fund
    SAFECO GNMA Fund

  SAFECO Managed Bond Trust
    SAFECO Managed Bond Fund

  SAFECO Tax-Exempt Bond Trust
    SAFECO California Tax-Free Income Fund
    SAFECO Municipal Bond Fund
    SAFECO Intermediate-Term Municipal Bond Fund

  SAFECO Money Market Trust
    SAFECO Money Market Fund
    SAFECO Tax-Free Money Market Fund

The Funds offer up to four classes of shares (No-Load, A, B, and C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service, and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the sixth anniversary of issuance.

In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of 0.25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of each class. Under the Plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles, generally accepted in the United States.

Security Valuation. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in the money market funds consist of short-term securities maturing within thirteen months from the

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Notes to Financial Statements


date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities purchased at par are valued at cost. All other securities in the money market funds are valued at amortized cost, which approximates market value. Other temporary investments purchased at par are valued at cost.

Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

Securities Lending. The High-Yield Bond, Intermediate-Term U.S. Treasury and the Managed Bond Funds may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Funds will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower is required to return to the Fund securities identical to the loaned securities. The Funds may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the cash collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issue securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

Income Recognition. Bond premiums and original issue discounts are amortized to either call or maturity dates. In the Tax-Exempt Bond Trust, market discount on bonds purchased after April 30, 1993 is recorded as taxable income. Interest is accrued on bonds and temporary investments daily.

In November of 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, and requires investment companies to amortize premiums and discounts on fixed-income securities using the interest method. For tax purposes, the Funds currently amortize premiums and discounts on fixed- income securities as noted above. Effective January 1, 2001, the Funds recorded a cumulative effect adjustment to reflect the amortization of premiums and discounts for book purposes. The adjustment from this change in accounting policy did not impact total net assets. For the High-Yield and GNMA Funds, net investment income was decreased by $47,161 and $7,431, respectively, with a corresponding increase to unrealized appreciation. For the Intermediate-Term U.S. Treasury Fund, net investment income was increased by $4,851 with a corresponding decrease to unrealized appreciation.

Dividends and Distributions to Shareholders. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders in December and March. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Notes to Financial Statements



Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust and the Tax-Free Money Market Fund intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes.

Estimates. The preparation of financial statements in conformity with accounting principles, generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Following is a summary of investment transactions (excluding short-term securities) during the year ended December 31, 2001:

   (In Thousands)                         Purchases    Sales
  ----------------------------------------------------------
   High-Yield Bond Fund                    $100,794 $101,013
   Intermediate-Term U.S. Treasury Fund      19,434   16,385
   GNMA Fund                                 33,753   27,082
   Managed Bond Fund                         12,330   10,363
   California Tax-Free Income Fund           29,290   41,765
   Municipal Bond Fund                       59,146   50,200
   Intermediate-Term Municipal Bond Fund      4,572    3,261
  ----------------------------------------------------------

  Purchases include $16,456 and $4,582 of U.S. Government securities in the Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

  Sales include $15,931 and $5,071 of U.S. Government securities in the Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

4. FUND MERGER

The SAFECO Insured Municipal Bond Fund ceased operation effective May 4, 2001. The assets of the Insured Municipal Bond Fund were merged into the assets of the Municipal Bond Fund. This was accomplished by a tax-free exchange of 1,462,000 shares of the Municipal Bond Fund valued at $13.93 per share for the net assets of the Insured Municipal Bond Fund, which aggregated $20,372,000, including $1,139,000 of unrealized appreciation and $696,000 in accumulated net realized loss. The net assets of the Municipal Bond before the merger were $508,620,000 and the combined net assets of the Municipal Bond Fund immediately after the merger were $528,992,000.

SAFECO MUTUAL FUNDS                                         www.safecofunds.com

Notes to Financial Statements


5. PORTFOLIO SECURITIES LOANED

At December 31, 2001, the fair value and collateral received for portfolio securities loaned were as follows:

                               Fair
                           Value of
                         Securities             Collateral
   (In Thousands)           on Loan               Received
  --------------------------------------------------------
   High-Yield Bond Fund      $8,616                 $8,894
   Managed Bond Fund            333                    341
  --------------------------------------------------------

6. COMPONENTS OF ACCUMULATED UNDISTRIBUTED INCOME (LOSS) AND DISTRIBUTABLE EARNINGS

At December 31, 2001, accumulated undistributed income (loss) was as follows:

                                  Intermediate-Term                    Managed
                      High-Yield      U.S. Treasury                       Bond
   (In Thousands)      Bond Fund               Fund         GNMA Fund     Fund
  ----------------------------------------------------------------------------
   Gross Unrealized
    Appreciation on
    Investments         $    676            $   526           $ 1,132    $ 118
   Gross Unrealized
    Depreciation on
    Investments           (2,370)              (79)              (199)     (65)
                        --------           -------            -------    -----
   Net Unrealized
    Appreciation
    (Depreciation)
    on Investments        (1,694)              447                933       53

   Accumulated
    Undistributed
    Net Investment
    Income (Loss)             69               (30)               (13)       -
   Accumulated
    Realized Loss        (18,106)              (52)            (2,919)    (217)
                        --------           -------            -------    -----
   Accumulated
    Undistributed
    Income (Loss)       $(19,731)          $   365            $(1,999)   $(164)
                       ========           =======            =======    =====

                     California
                       Tax-Free                    Intermediate-Term
                          Income    Municipal Bond     Municipal Bond
   (In Thousands)           Fund              Fund               Fund
  -----------------------------------------------------------------------------
   Gross Unrealized
    Appreciation on
    Investments         $  5,242           $47,897                526
   Gross Unrealized
    Depreciation on
    Investments           (1,643)           (5,852)               (82)
                        --------           -------            -------
   Net Unrealized
    Appreciation on
    Investments            3,599            42,045                444
   Accumulated
    Undistributed
    Net Investment
    Income                   105               651                  -
   Accumulated
    Undistributed
    Realized Gain            913             1,743                 12
                        --------           -------            -------
   Accumulated
    Undistributed
    Income              $  4,617           $44,439            $   456
                        ========           =======            =======

Accumulated undistributed net investment income/(loss) on a book basis is due to premium and discount amortization required on debt securities.

Notes to Financial Statements


At December 31, 2001, components of distributable earnings on a tax basis were as follows:

                    High-Yield  Intermediate-Term                     Managed
                          Bond      U.S. Treasury                        Bond
   (In Thousands)         Fund               Fund          GNMA Fund     Fund
  ---------------------------------------------------------------------------
   Capital Loss
    Carryforward*     $(17,480)           $   (52)           $(2,919)   $(217)
   Net Unrealized
    Appreciation
    (Depreciation)
    on Investments      (2,251)               417                920       53
                      --------            -------            -------    -----
   Distributable
    Earnings          $(19,731)           $   365            $(1,999)   $(164)
                      ========            =======            =======    =====

                    California
                      Tax-Free                     Intermediate-Term
                        Income     Municipal Bond     Municipal Bond
   (In Thousands)         Fund               Fund               Fund
  ---------------------------------------------------------------------------
   Undistributed
    Long-term
    Capital Gains      $    913             $1,729            $    12
   Capital Loss
    Carryforward*             -                  -                  -
   Net Unrealized
    Appreciation on
    Investments           3,704             42,710                444
                       --------            -------            -------
   Distributable
    Earnings           $  4,617            $44,439            $   456
                       ========            =======            =======

      Differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and premium and discount amortization required for book purposes but not for tax purposes.

    * At December 31, 2001, the following funds had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                           Amounts   Expiration
                                           (000's)        Dates
     ----------------------------------------------------------
     High-Yield Bond Fund                  $17,480    2008-2009
     Intermediate-Term U.S. Treasury Fund       52    2008-2009
     GNMA Fund                               2,919    2002-2009
     Managed Bond Fund                         217    2007-2009
     ----------------------------------------------------------

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Notes to Financial Statements


7. TRUST SHARE TRANSACTIONS

Following is a summary of transactions in Trust shares and the related amounts (in thousands):

                       No-Load             Class A            Class B           Class C
                 -------------------  -----------------    -------------    ----------------
                     2001*    2000**      2001*  2000**    2001*  2000**      2001*  2000***
--------------------------------------------------------------------------------------------
                                         SAFECO High-Yield Bond Fund
--------------------------------------------------------------------------------------------
 Shares:
  Sales             15,461     5,262      809      84         15      23         2        13
  Reinvestments        503       438        9       9         10      11         -         -
  Redemptions      (15,580)   (6,895)    (809)   (125)       (21)    (88)       (1)        -
                 ---------  --------  -------   -----      -----   -----      ----      ----
  Net Change           384    (1,195)       9     (32)         4     (54)        1        13
                 =========  ========  =======   =====      =====   =====      ====      ====
 Amounts:
  Sales          $ 107,668  $ 41,024  $ 5,312   $ 662      $ 108   $ 183      $ 15      $100
  Reinvestments      3,487     3,388       61      73         65      82         -         -
  Redemptions     (108,672)  (54,150)  (5,327)   (985)      (143)   (691)      (10)        -
                 ---------  --------  -------   -----      -----   -----      ----      ----
  Net Change     $   2,483  $ (9,738) $    46   $(250)     $  30   $(426)     $  5      $100
                 =========  ========  =======   =====      =====   =====      ====      ====
--------------------------------------------------------------------------------------------
                         SAFECO Intermediate-Term U.S. Treasury Fund
------------------------------------------------------------------------
 Shares:
  Sales              1,367       232      193      17         13      10
  Reinvestments         54        56        4       4          3       3
  Redemptions       (1,242)     (391)    (144)    (21)        (4)    (22)
                 ---------  --------  -------   -----      -----   -----
  Net Change           179      (103)      53       -         12      (9)
                 =========  ========  =======   =====      =====   =====
 Amounts:
  Sales          $  14,523  $  2,362  $ 2,036   $ 168      $ 137   $ 107
  Reinvestments        576       566       45      42         26      26
  Redemptions      (13,187)   (3,927)  (1,518)   (207)       (38)   (217)
                 ---------  --------  -------   -----      -----   -----
  Net Change     $   1,912  $   (999) $   563   $   3      $ 125   $ (84)
                 =========  ========  =======   =====      =====   =====
------------------------------------------------------------------------
                                SAFECO GNMA Fund
------------------------------------------------------------------------
 Shares:
  Sales              4,933       387       17      11          5      15
  Reinvestments        197       195        -       -          -       -
  Redemptions       (4,371)     (878)       -       -          -       -
                 ---------  --------  -------   -----      -----   -----
  Net Change           759      (296)      17      11          5      15
                 =========  ========  =======   =====      =====   =====
 Amounts:
  Sales          $  46,891  $  3,325  $   159   $ 102      $  50   $ 135
  Reinvestments      1,871     1,780        3       -          3       -
  Redemptions      (41,517)   (7,960)      (2)      -         (4)      -
                 ---------  --------  -------   -----      -----   -----
  Net Change     $   7,245  $ (2,855) $   160   $ 102      $  49   $ 135
                 =========  ========  =======   =====      =====   =====
------------------------------------------------------------------------

  *  For the year ended December 31.
 ** For the year ended December 31 for the High-Yield Bond and Intermediate-Term U.S. Treasury Funds. For the period from April 30, 2000 (initial issue date of Class A & B shares) through December 31, 2000 for the GNMA Fund.
*** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31.

Notes to Financial Statements



                                   No-Load           Class A       Class B
                             --------------------  ------------  ------------
                                 2001*      2000*  2001*  2000*  2001*  2000*
------------------------------------------------------------------------------
                                   SAFECO Managed Bond Fund
------------------------------------------------------------------------------
 Shares:
  Sales                            271         81     88     42     45      7
  Reinvestments                     19         20      4      3      4      4
  Redemptions                     (141)      (242)   (27)   (53)   (30)   (38)
                             ---------  ---------  -----  -----  -----  -----
  Net Change                       149       (141)    65     (8)    19    (27)
                             =========  =========  =====  =====  =====  =====
 Amounts:
  Sales                      $   2,287  $     656  $ 739  $ 339  $ 378  $  54
  Reinvestments                    163        163     36     24     32     32
  Redemptions                   (1,188)    (1,940)  (225)  (421)  (251)  (302)
                             ---------  ---------  -----  -----  -----  -----
  Net Change                 $   1,262  $  (1,121) $ 550  $ (58) $ 159  $(216)
                             =========  =========  =====  =====  =====  =====
------------------------------------------------------------------------------
                               SAFECO California Tax-Free Income Fund
------------------------------------------------------------------------------
 Shares:
  Sales                          2,848      3,650      -      1     33     28
  Reinvestments                    268        286      2      2      3      3
  Redemptions                   (4,246)    (3,301)    (4)   (16)     -     (8)
                             ---------  ---------  -----  -----  -----  -----
  Net Change                    (1,130)       635     (2)   (13)    36     23
                             =========  =========  =====  =====  =====  =====
 Amounts:
  Sales                      $  36,260  $  42,821  $   5  $  11  $ 425  $ 320
  Reinvestments                  3,378      3,328     23     24     35     30
  Redemptions                  (53,916)   (38,081)   (53)  (183)     -   (100)
                             ---------  ---------  -----  -----  -----  -----
  Net Change                 $ (14,278) $   8,068  $ (25) $(148) $ 460  $ 250
                             =========  =========  =====  =====  =====  =====
------------------------------------------------------------------------------
                                     SAFECO Municipal Bond Fund
------------------------------------------------------------------------------
 Shares:
  Sales                          9,328      6,861     38     22     40      5
  Issued on Merger (Note 4)      1,462          -      -      -      -      -
  Reinvestments                  1,245      1,204      2      1      2      2
  Redemptions                   (9,623)    (8,738)   (24)   (20)    (3)   (60)
                             ---------  ---------  -----  -----  -----  -----
  Net Change                     2,412       (673)    16      3     39    (53)
                             =========  =========  =====  =====  =====  =====
 Amounts:
  Sales                      $ 130,987  $  90,639  $ 535  $ 300  $ 564  $  60
  Value of Shares Issued on
   Merger (Note 4)              20,372          -      -      -      -      -
  Reinvestments                 17,616     16,033     26     16     29     24
  Redemptions                 (136,435)  (115,098)  (338)  (262)   (40)  (779)
                             ---------  ---------  -----  -----  -----  -----
  Net Change                 $  32,540  $  (8,426) $ 223  $  54  $ 553  $(695)
                             =========  =========  =====  =====  =====  =====
------------------------------------------------------------------------------

*  For the year ended December 31.

SAFECO MUTUAL FUNDS                                         www.safecofunds.com

Notes to Financial Statements

                       No-Load              Class A            Class B         Class C
                 --------------------  ------------------  ----------------  -------------
                     2001*      2000*     2001*     2000*    2001*    2000*  2001*  2002**
-------------------------------------------------------------------------------------------
                                     SAFECO Money Market Fund
-------------------------------------------------------------------------------------------
 Shares:
  Sales            289,952    463,306    14,127    14,286    2,566      760     22     134
  Reinvestments      8,319     12,594       158       192       35       37      -       -
  Redemptions     (313,323)  (469,631)  (13,624)  (13,500)  (2,152)  (1,034)   (10)    (34)
                 ---------  ---------  --------  --------  -------  -------   ----    ----
  Net Change       (15,052)     6,269       661       978      449     (237)    12     100
                 =========  =========  ========  ========  =======  =======   ====    ====
 Amounts:
  Sales          $ 289,952  $ 463,306  $ 14,127  $ 14,286  $ 2,566  $   760     22    $134
  Reinvestments      8,319     12,594       158       192       35       37      -       -
  Redemptions     (313,323)  (469,631)  (13,624)  (13,500)  (2,152)  (1,034)   (10)    (34)
                 ---------  ---------  --------  --------  -------  -------   ----    ----
  Net Change     $ (15,052) $   6,269  $    661  $    978  $   449  $  (237)  $ 12    $100
                 =========  =========  ========  ========  =======  =======   ====    ====
                       SAFECO
                  Intermediate-Term     SAFECO Tax-Free
                 Municipal Bond Fund   Money Market Fund
                 --------------------  ------------------
                       No-Load              No-Load
---------------------------------------------------------
                     2001*     2000**     2001*    2000**
---------------------------------------------------------
 Shares:
  Sales                383        178    38,017    43,363
  Reinvestments         37         33     1,558     2,335
  Redemptions         (293)      (315)  (36,955)  (49,087)
                 ---------  ---------  --------  --------
  Net Change           127       (104)    2,620    (3,389)
                 =========  =========  ========  ========
 Amounts:
  Sales          $   4,194  $   1,862  $ 38,017  $ 43,363
  Reinvestments        398        343     1,558     2,335
  Redemptions       (3,211)    (3,298)  (36,955)  (49,087)
                 ---------  ---------  --------  --------
  Net Change     $   1,381  $  (1,093) $  2,620  $ (3,389)
                 =========  =========  ========  ========
---------------------------------------------------------

 *   For the year ended December 31.
 ** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31.

8. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. The Funds receive investment management and advising services pursuant to an agreement with SAFECO Asset Management Company. The fees paid by the Funds under the contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

   Intermediate-Term U.S.
   Treasury and GNMA Funds:  High-Yield Bond Fund:   Managed Bond Fund:
   ------------------------- ----------------------  ----------------------
   First $250 million   .55% First $250 million .65% First $750 million .50%
   Next $500 million    .50  Next $500 million  .55  Next $500 million  .45
   Next $500 million    .45  Over $750 million  .50  Over $1.25 billion .40
   Over $1.25 billion   .40
   ------------------------- ----------------------  ----------------------

   Intermediate-Term
   Municipal, Municipal and          Money Market and Tax-Free
   California Funds:                 Money Market Funds:
   ---------------------------       -----------------------------
   First $250 million     .50%       First $250 million       .50%
   Next $500 million      .45        Next $500 million        .45
   Over $750 million      .40        Next $500 million        .40
                                     Over $1.25 billion       .35
   ---------------------------       -----------------------------

Notes to Financial Statements

Fund Accounting and Fund Administration Fees. SAFECO Asset Management Company receives a fee for these services on a percentage of each day's net assets, which, on an annual basis is as follows:

           Fund Accounting:                Fund Administration:
           ---------------------------     -------------------------------
           First $200 million    0.04%     First $200 million       0.05%
           Over $200 million     0.01      Over $200 million        0.01
           ---------------------------     -------------------------------

Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.

Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2001 no such borrowings were outstanding.

Line of Credit. The Trusts, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, have line of credit arrangements with certain financial institutions. Under these arrangements, $125 million is available to meet short-term financing needs. At December 31, 2001 no such borrowings were outstanding.

Affiliate Ownership. At December 31, 2001, SAFECO Insurance Company of America owned 500,000 shares (or 23%) of the Intermediate-Term U.S. Treasury Fund and 397,434 shares (or 28%) of the Intermediate-Term Municipal Bond Fund. SAFECO Asset Management Company owned 452,103 shares (or 41%) of the Managed Bond Fund.

Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) that exceed on an annual basis 0.30% of the average daily net assets for the Money Market and Tax-Free Money Market Funds and 0.40% for all other Funds.

Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A shares for the year ended December 31, 2001.

                                          Commissions
           (In Thousands)                    Retained
           ------------------------------------------
           High-Yield Bond Fund                   $ 9
           Intermediate-Term U.S. Treasury Fund     5
           GNMA Fund                                1
           Managed Bond Fund                        8
           Municipal Bond Fund                      7
           ------------------------------------------

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Report of Ernst & Young LLP, Independent Auditors



To the Board of Trustees and Shareholders of the SAFECO Taxable Bond Trust, SAFECO Managed Bond Trust, SAFECO Tax-Exempt Bond Trust, and SAFECO Money Market Trust

We have audited the accompanying statements of assets and liabilities, including the related portfolios of investments, of the SAFECO Taxable Bond Trust (comprising the SAFECO High-Yield Bond Fund, SAFECO Intermediate-Term U.S. Treasury Fund, and the SAFECO GNMA Fund), the SAFECO Managed Bond Trust (comprising the SAFECO Managed Bond Fund), the SAFECO Tax-Exempt Bond Funds (comprising the SAFECO California Tax-Free Income Fund, SAFECO Municipal Bond Fund, and the SAFECO Intermediate-Term Municipal Bond Fund), and the SAFECO Money Market Funds (comprising the SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund) as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Taxable Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust at December 31, 2001, the results of their operations, the changes in their net assets and financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young, LLP
Seattle, Washington
January 25, 2002

Trustee and Officer Information

                                                                                 Number of
                                                                                 Portfolios
                                                                                     in
                         Position(s)   Term of Office                           Fund Complex
 Name, Address, and       Held with    and Length of   Principal Occupation(s)  Overseen by  Other Directorships
 Age                       Trusts       Time Served   During the Past 5 Years     Trustee      Held by Trustee
----------------------------------------------------------------------------------------------------------------
 Barbara J. Dingfield  Trustee         Term: Age 72   Consultant. From 1994      25 SAFECO
 10865 Willows Road NE                 Time Served:   to 1999 she was the        Mutual
 Redmond, WA 98052                     11 years       Director of Community      Funds
 (56)                                                 Affairs for Microsoft
                                                      Corporation, Redmond,
                                                      Washington.
 Richard E. Lundgren   Trustee         Term: Age 72   Retired in 2000 from       25 SAFECO
 10865 Willows Road NE                 Time Served:   position as Director of    Mutual
 Redmond, WA 98052                     18 years       Marketing and Customer     Funds
 (64)                                                 Relations, Building
                                                      Materials Distribution,
                                                      Weyerhaeuser Company,
                                                      Tacoma, Washington.
 Larry L. Pinnt        Trustee         Term: Age 72   Retired Vice president     25 SAFECO      Director of
 10865 Willows Road NE                 Time Served:   and Chief Financial        Mutual         Cascade
 Redmond, WA 98052                     16 years       Officer of U.S. WEST       Funds          Natural Gas
 (67)                                                 Communications,                           Corporation,
                                                      Seattle, Washington.                      Seattle,
                                                                                                Washington.
 John W. Schneider     Trustee         Term: Age 72   President and sole         25 SAFECO
 10865 Willows Road NE                 Time Served:   owner of Wallingford       Mutual
 Redmond, WA 98052                     18 years       Group, Inc., Seattle,      Funds
 (60)                                                 Washington, a company
                                                      consulting on the
                                                      acquisition/disposition
                                                      and development of real
                                                      estate.
 Randall H. Talbot     Chairman and    Term: Age 72   President of SAFECO        25 SAFECO      Director of
 5069 154th Place NE   Trustee         Time Served: 1 Life Insurance Company     Mutual         Netstock
 Redmond, WA 98052                     year           since 1998. From 1975      Funds          Corporation,
 (48)                                                 to 1998 he was                            Bellevue,
                                                      President and CEO of                      Washington
                                                      Talbot Financial
                                                      Corporation.
 Roger F. Harbin       President       Time Served:   Senior Vice President
 5069 154th Place NE                   Three Months   of SAFECO Life
 Redmond, WA 98052                                    Insurance Company from
 (51)                                                 1992 to 1998. Since
                                                      1998, Executive Vice
                                                      President and Actuary
                                                      of SAFECO Life
                                                      Insurance Company. In
                                                      November 2001, named
                                                      Director and President
                                                      of SAFECO Services
                                                      Corporation, Director
                                                      of SAFECO Asset
                                                      Management Company,
                                                      Director and President
                                                      of SAFECO Securities,
                                                      Inc.
 Ronald L. Spaulding   Vice President  Time Served: 7 Chairman of SAFECO
 Two Union Square      Treasurer       years          Asset Management
 601 Union Street                                     Company; Treasurer and
 25th Floor                                           Chief Investment
 Seattle, WA 98101                                    Officer of SAFECO
 (57)                                                 Corporation; Vice
                                                      President of SAFECO
                                                      Insurance Companies;
                                                      Director, Vice
                                                      President and Treasurer
                                                      of First SAFECO Life
                                                      Insurance Company of
                                                      New York; former Senior
                                                      Porfolio Manager of
                                                      SAFECO Insurance
                                                      Companies and Portfolio
                                                      Manager for SAFECO
                                                      Mutual Funds.
 David H. Longhurst    Vice President, Time Served:   Vice President,
 10865 Williows Road   Secretary,      18 months      Treasurer, Controller
 NE                    Controller                     and Secretary of SAFECO
 Redmond, WA 98052                                    Asset Management
 (44)                                                 Company; Vice
                                                      President, Treasurer,
                                                      Controller and
                                                      Secretary of SAFECO
                                                      Services Corporation;
                                                      and Vice President,
                                                      Treasurer, Controller
                                                      and Secretary and
                                                      Financial Principal of
                                                      SAFECO Securities, Inc.
                                                      since July 2000.
                                                      Treasurer, Controller,
                                                      Secretary and Financial
                                                      Principal of SAFECO
                                                      Investment Services,
                                                      Inc. since March 2000;
                                                      Assistant Controller of
                                                      SAFECO Securities,
                                                      Inc., SAFECO Services
                                                      Corporation and SAFECO
                                                      Asset Management
                                                      Company from 1996 to
                                                      June 2000.
 Scott D. Murphy       Assistant       Time Served:   Assistant Controller,
 10865 Willows Road NE Controller      18 months      SAFECO Asset Management
 Redmond, WA 98052                                    Company and SAFECO
 (40)                                                 Services Corporation
                                                      since June 2000.
                                                      Assistant Controller of
                                                      SAFECO Securities, Inc.
                                                      since May 2001. Former
                                                      Senior Vice President
                                                      and Chief Financial
                                                      Officer with Nichols
                                                      Brothers Boat Builders,
                                                      Inc., a commercial ship
                                                      building and repair
                                                      company, from April
                                                      1991 to April 2000.
 Susan Tracey          Assistant       Time Served: 1 Tax Manager for SAFECO
 SAFECO Plaza          Secretary       year           Corporation. Assistant
 4333 Brooklyn Ave. NE                                Secretary of SAFECO
 Seattle, WA 98185                                    Asset Management
 (51)                                                 Company, SAFECO
                                                      Securities, Inc. and
                                                      SAFECO Services
                                                      Corporation. She has
                                                      been employed by SAFECO
                                                      Corporation since 1987.
 Stephen Collier       Assistant       Time Served: 1 Director of Taxation
 SAFECO Plaza          Secretary       year           and Vice President of
 4333 Brooklyn Ave. NE                                SAFECO Corporation;
 Seattle, WA 98185                                    Assistant Secretary of
 (49)                                                 SAFECO Asset Management
                                                      Company, SAFECO
                                                      Securities, Inc. and
                                                      SAFECO Services
                                                      Corporation. He has
                                                      been an executive
                                                      officer of SAFECO
                                                      Corporation and
                                                      subsidiaries since
                                                      1991.

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at SAFECO Securities, Inc. 10865 Willows Road NE, Redmond, WA 98052. Telephone 1-800-624-5711 Deaf and Hard of Hearing TTY/TDD Service 1-800-438-8718.

SAFECO FIXED-INCOME FUNDS

INVESTMENT ADVISOR
SAFECO Asset Management Company

DISTRIBUTOR
SAFECO Securities, Inc.

TRANSFER AGENT
SAFECO Services Corporation

CUSTODIAN
State Street Bank

FOR CLIENT SERVICES
1-800-624-5711

TTY/TDD
1-800-438-8718

*All telephone calls are tape-recorded for your protection.

For 24-Hour Automated Performance Information and Transactions
Nationwide: 1-800-835-4391

Mailing Address
SAFECO Mutual Funds
P.O. Box 34890
Seattle, Washington 98124-1890

Internet
www.safecofunds.com

Email
mfunds@safeco.com

[LOGO OF SAFECO CORPORATION]

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